UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2014 (Unaudited)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 1.7%
AAR Corp.	5,805	$150,640
Aerovironment, Inc. (a)	3,079	123,930
Alliant Techsystems, Inc.	4,758	676,350
Arotech Corp. (a)	4,334	26,957
Astronics Corp. (a)	2,570	162,964
Astrotech Corp. (a)	5,505	12,937
BE Aerospace, Inc. (a)	14,914	1,294,386
CPI Aerostructures, Inc. (a)	2,530	32,890
Cubic Corp.	3,267	166,846
Curtiss-Wright Corp.	7,230	459,394
Ducommun, Inc. (a)	1,874	46,962
Esterline Technologies Corp. (a)	4,736	504,573
Exelis, Inc.	27,713	526,824
GenCorp, Inc. (a)	10,203	186,409
HEICO Corp.	950	57,152
HEICO Corp., Class A	7,676	333,215
Hexcel Corp. (a)	15,177	660,807
Huntington Ingalls Industries, Inc.	7,486	765,518
Innovative Solutions & Support, Inc. (a)	4,600	34,638
Kratos Defense & Security Solutions, Inc. (a)	9,451	71,260
LMI Aerospace, Inc. (a)	1,815	25,591
Mantech International Corp., Class A	2,816	82,818
Moog, Inc., Class A (a)	6,702	439,048
Orbital Sciences Corp. (a)	9,185	256,261
RBC Bearings, Inc. (a)	3,523	224,415
Smith & Wesson Holding Corp. (a)(b)	10,248	149,826
Spirit Aerosystems Holdings, Inc., Class A (a)	15,240	429,616
Sturm Ruger & Co., Inc. (b)	3,052	182,510
Taser International, Inc. (a)	8,573	156,800
Teledyne Technologies, Inc. (a)	5,614	546,411
TransDigm Group, Inc.	7,629	1,412,891
Triumph Group, Inc.	7,929	512,055
VSE Corp.	644	33,939
		10,746,833
Alternative Energy — 0.2%
Amyris, Inc. (a)	7,111	26,524
Ascent Solar Technologies, Inc. (a)(b)	7,427	4,530
BioFuel Energy Corp. (a)	568	4,146
FuelCell Energy, Inc. (a)(b)	33,206	82,351
Green Plains Renewable Energy, Inc.	4,224	126,551
GreenHunter Energy, Inc. (a)(b)	13,315	12,888
GT Advanced Technologies, Inc. (a)	20,722	353,310
KiOR, Inc., Class A (a)(b)	7,210	4,131
Ocean Power Technologies, Inc. (a)	3,549	13,238

Common Stocks	Shares	Value
Alternative Energy (concluded)
Plug Power, Inc. (a)(b)	17,091	$121,346
REX American Resources Corp. (a)	904	51,573
Solazyme, Inc. (a)(b)	8,678	100,752
STR Holdings, Inc. (a)	5,106	8,119
SunPower Corp. (a)	6,228	200,915
		1,110,374
Automobiles & Parts — 2.0%
Allison Transmission Holdings, Inc.	13,832	414,130
American Axle & Manufacturing Holdings, Inc. (a)	10,606	196,423
Autoliv, Inc.	14,109	1,415,838
Cooper Tire & Rubber Co.	8,969	217,947
Dana Holding Corp.	21,841	508,240
Dorman Products, Inc. (a)	4,690	276,991
Federal-Mogul Corp. (a)	5,025	94,018
Fuel Systems Solutions, Inc. (a)	2,169	23,338
Gentex Corp.	21,640	682,309
Gentherm, Inc. (a)	5,624	195,265
Lear Corp.	12,455	1,042,733
LKQ Corp. (a)	45,059	1,187,305
LoJack Corp. (a)	3,917	22,327
Modine Manufacturing Co. (a)	7,239	106,051
Motorcar Parts of America, Inc. (a)	3,112	82,686
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	4,195	40,608
Shiloh Industries, Inc. (a)	1,088	19,301
Standard Motor Products, Inc.	3,134	112,103
Stoneridge, Inc. (a)	4,259	47,828
Strattec Security Corp.	573	41,388
Superior Industries International, Inc.	3,069	62,884
Tenneco, Inc. (a)	9,140	530,760
Tesla Motors, Inc. (a)	12,402	2,585,197
Titan International, Inc.	8,211	155,927
TRW Automotive Holdings Corp. (a)	17,156	1,400,273
US Auto Parts Network, Inc. (a)	7,139	21,845
Visteon Corp. (a)	7,470	660,647
WABCO Holdings, Inc. (a)	9,266	978,119
		13,122,481
Banks — 5.2%
1st Source Corp.	1,862	59,752
1st United Bancorp, Inc.	6,012	46,052
Ameriana Bancorp	1,553	21,268
American National Bankshares, Inc.	1,548	36,409
Ameris Bancorp (a)	4,198	97,813
Ames National Corp.	1,630	35,925
Arrow Financial Corp.	2,181	57,666
Associated Banc-Corp	23,117	417,493

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	1

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Banks (continued)
Astoria Financial Corp.	12,497	$172,709
Banc of California, Inc.	4,161	51,055
Bancfirst Corp.	770	43,605
Bancorp of New Jersey, Inc.	2,128	29,196
The Bancorp, Inc. (a)	6,051	113,819
BancorpSouth, Inc.	12,576	313,897
Bank Mutual Corp.	7,238	45,889
Bank of Hawaii Corp.	6,398	387,783
The Bank of Kentucky Financial Corp.	1,025	38,479
Bank of Marin Bancorp	972	43,759
Bank of the Ozarks, Inc.	4,821	328,117
BankFinancial Corp.	4,459	44,501
BankUnited, Inc.	12,510	434,973
Banner Corp.	3,084	127,092
Bar Harbor Bankshares	1,315	50,430
BCB Bancorp, Inc.	2,823	36,925
Beneficial Mutual Bancorp, Inc. (a)	4,923	64,934
Berkshire Hills Bancorp, Inc.	3,819	98,836
BofI Holding, Inc. (a)	2,046	175,444
BOK Financial Corp.	2,663	183,880
Boston Private Financial Holdings, Inc.	12,591	170,356
Bridge Bancorp, Inc.	2,106	56,251
Bridge Capital Holdings (a)	2,653	63,035
Brookline Bancorp, Inc.	10,701	100,803
Bryn Mawr Bank Corp.	2,814	80,846
California First National Bancorp	882	13,539
Camden National Corp.	1,176	48,451
Cape Bancorp, Inc.	3,164	34,804
Capital Bank Financial Corp., Class A (a)	7,396	185,714
Capital City Bank Group, Inc.	1,923	25,537
CapitalSource, Inc.	29,238	426,582
Capitol Federal Financial, Inc.	18,962	237,973
Cardinal Financial Corp.	4,985	88,883
Cascade Bancorp (a)	1,327	7,431
Cathay General Bancorp	10,971	276,359
Center Bancorp, Inc.	2,856	54,264
Centerstate Banks, Inc.	5,682	62,047
Central Pacific Financial Corp.	5,017	101,343
Century Bancorp, Inc., Class A	627	21,387
Chemical Financial Corp.	4,344	140,963
Chicopee Bancorp, Inc.	1,742	30,833
Citizens & Northern Corp.	2,446	48,211
City Holding Co.	2,320	104,075
City National Corp.	6,997	550,804
Clifton Savings Bancorp, Inc.	2,017	23,639
CNB Financial Corp.	2,402	42,467
CoBiz Financial, Inc.	5,743	66,159
Colony Bankcorp, Inc. (a)	750	4,425
Columbia Banking System, Inc.	7,682	219,091
Commerce Bancshares , Inc.	11,867	550,866

Common Stocks	Shares	Value
Banks (continued)
Community Bank System, Inc.	6,000	$234,120
Community Trust Bancorp, Inc.	2,165	89,804
CommunityOne Bancorp (a)	2,456	27,556
Cullen/Frost Bankers, Inc.	7,719	598,454
CVB Financial Corp.	13,798	219,388
Dime Community Bancshares, Inc.	4,654	79,025
Doral Financial Corp. (a)	1,373	11,918
Eagle Bancorp, Inc. (a)	3,777	136,350
East West Bancorp, Inc.	21,180	773,070
Eastern Virginia Bankshares, Inc. (a)	2,546	16,422
Enterprise Bancorp, Inc.	1,296	26,361
Enterprise Financial Services Corp.	3,330	66,833
ESB Financial Corp.	2,374	31,028
ESSA Bancorp, Inc.	1,863	20,251
Farmers Capital Bank Corp. (a)	1,489	33,443
Fidelity Southern Corp.	3,412	47,666
Financial Institutions, Inc.	2,187	50,345
First Bancorp, Inc.	2,216	36,121
First Bancorp, North Carolina	3,105	58,995
First BanCorp, Puerto Rico (a)	14,655	79,723
First Busey Corp.	11,407	66,161
First Citizens Banc Corp.	1,968	17,988
First Citizens BancShares, Inc., Class A	891	214,508
First Commonwealth Financial Corp.	13,854	125,240
First Community Bancshares, Inc.	2,730	44,663
First Connecticut Bancorp, Inc.	3,213	50,316
First Defiance Financial Corp.	1,535	41,629
First Federal Bancshares of Arkansas, Inc. (a)	1,590	14,580
First Financial Bancorp	8,783	157,918
First Financial Bankshares, Inc.	4,477	276,634
First Financial Corp.	1,437	48,398
First Financial Holdings, Inc.	3,642	228,062
First Financial Northwest, Inc.	2,894	29,374
First Financial Service Corp. (a)	968	3,494
First Horizon National Corp.	35,219	434,602
First Interstate Bancsystem, Inc.	3,171	89,486
First Merchants Corp.	5,697	123,283
First Midwest Bancorp, Inc.	11,345	193,773
First Niagara Financial Group, Inc.	52,329	494,509
The First of Long Island Corp.	1,491	60,550
First Republic Bank	18,658	1,007,345
First Security Group, Inc. (a)	6,856	14,260
First South Bancorp, Inc.	3,052	26,522
First United Corp. (a)	1,784	13,416
FirstMerit Corp.	24,109	502,190
Flagstar Bancorp, Inc. (a)	3,391	75,348
Flushing Financial Corp.	4,602	96,964
FNB Corp.	23,012	308,361
Fox Chase Bancorp, Inc.	2,566	43,237

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	2

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Banks (continued)
Franklin Financial Corp. (a)	2,485	$48,607
Fulton Financial Corp.	27,244	342,730
German American Bancorp, Inc.	2,176	62,865
Glacier Bancorp, Inc.	11,127	323,462
Great Southern Bancorp, Inc.	1,408	42,282
Guaranty Bancorp	3,313	47,210
Hampton Roads Bankshares, Inc. (a)	14,016	22,285
Hancock Holding Co.	11,857	434,559
Hanmi Financial Corp.	5,135	119,646
Hawthorn Bancshares, Inc.	1,194	15,988
Heartland Financial USA, Inc.	2,048	55,276
Heritage Commerce Corp.	4,396	35,432
Heritage Financial Corp.	2,524	42,706
HMN Financial, Inc. (a)	1,907	18,784
Home Bancorp, Inc. (a)	1,779	37,341
Home BancShares, Inc.	7,170	246,791
Home Federal Bancorp, Inc.	2,378	37,002
Home Loan Servicing Solutions Ltd.	11,237	242,719
HomeTrust Bancshares, Inc. (a)	3,179	50,165
Horizon Bancorp	1,338	29,811
Hudson Valley Holding Corp.	2,386	45,453
Iberiabank Corp.	4,270	299,540
Independent Bank Corp./MA	3,467	136,496
Independent Bank Corp./MI (a)	4,243	55,074
International Bancshares Corp.	8,295	208,039
Intervest Bancshares Corp. (a)	4,029	30,016
Investors Bancorp, Inc.	9,319	257,577
Kearny Financial Corp. (a)	2,925	43,232
Lakeland Bancorp, Inc.	5,257	59,141
Lakeland Financial Corp.	2,532	101,837
Macatawa Bank Corp.	5,564	28,043
MainSource Financial Group, Inc.	3,542	60,568
MB Financial, Inc.	8,276	256,225
Mercantile Bank Corp. (a)	1,854	38,229
Merchants Bancshares, Inc.	1,163	37,925
Metro Bancorp, Inc. (a)	2,347	49,616
MidSouth Bancorp, Inc.	1,608	27,063
MidWestOne Financial Group, Inc.	1,520	38,365
MutualFirst Financial, Inc.	1,697	32,226
NASB Financial, Inc.	821	20,689
National Bankshares, Inc.	1,269	46,331
National Penn Bancshares, Inc.	16,473	172,143
NBT Bancorp, Inc.	6,330	154,832
New York Community Bancorp, Inc.	65,278	1,049,017
NewBridge Bancorp (a)	5,756	41,098
North Valley Bancorp (a)	1,795	43,403
Northfield Bancorp, Inc.	10,182	130,941
Northrim BanCorp, Inc.	1,270	32,626
Northwest Bancshares, Inc.	13,479	196,793
Norwood Financial Corp.	859	24,224
OceanFirst Financial Corp.	2,337	41,342

Common Stocks	Shares	Value
Banks (continued)
OFG Bancorp	7,031	$120,863
Ohio Valley Banc Corp.	934	20,548
Old National Bancorp	14,444	215,360
Old Second Bancorp, Inc. (a)	3,649	16,785
OmniAmerican Bancorp, Inc.	2,365	53,898
Oritani Financial Corp.	6,327	100,030
Orrstown Financial Services, Inc. (a)	2,093	34,786
Pacific Continental Corp.	3,334	45,876
PacWest Bancorp	5,942	255,565
Park National Corp.	2,070	159,162
Park Sterling Corp.	9,934	66,061
Peapack Gladstone Financial Corp.	2,063	45,386
Penns Woods Bancorp, Inc.	1,050	51,219
Peoples Bancorp of North Carolina, Inc.	1,497	23,353
Peoples Bancorp, Inc.	1,815	44,885
Peoples Financial Corp. (a)	1,245	16,559
Pinnacle Financial Partners, Inc.	5,231	196,110
Popular, Inc. (a)	15,045	466,245
Porter Bancorp, Inc. (a)	1,044	1,201
Preferred Bank (a)	2,659	69,028
PrivateBancorp, Inc.	9,882	301,500
Prosperity Bancshares, Inc.	8,186	541,504
Provident Financial Holdings, Inc.	1,737	26,785
Provident Financial Services, Inc.	7,911	145,325
Pulaski Financial Corp.	2,837	29,930
Renasant Corp.	4,800	139,440
Republic Bancorp, Inc., Class A	1,667	37,674
Republic First Bancorp, Inc. (a)	4,534	17,456
Riverview Bancorp, Inc. (a)	4,146	14,138
Rockville Financial, Inc.	3,960	53,816
Royal Bancshares of Pennsylvania, Inc., Class A (a)	3,261	10,761
S&T Bancorp, Inc.	4,337	102,787
Sandy Spring Bancorp, Inc.	3,931	98,196
Seacoast Banking Corp. of Florida (a)	4,359	47,949
Shore Bancshares, Inc. (a)	2,706	25,734
Sierra Bancorp	1,921	30,582
Signature Bank (a)	7,174	900,983
Simmons First National Corp., Class A	2,460	91,684
Southside Bancshares, Inc.	2,760	86,609
Southwest Bancorp, Inc.	3,310	58,455
State Bank Financial Corp.	5,576	98,639
Sterling Bancorp	12,155	153,882
Sterling Financial Corp.	3,072	102,390
Suffolk Bancorp (a)	2,226	49,640
Summit Financial Group, Inc. (a)	1,593	15,930
Sun Bancorp, Inc. (a)	9,574	32,169
Susquehanna Bancshares, Inc.	26,929	306,721

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	3

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Banks (concluded)
SVB Financial Group (a)	6,927	$892,059
SY Bancorp, Inc.	2,255	71,348
Synovus Financial Corp.	144,654	490,377
Taylor Capital Group, Inc. (a)	3,018	72,191
TCF Financial Corp.	24,331	405,354
Territorial Bancorp, Inc.	1,901	41,062
Texas Capital Bancshares, Inc. (a)	6,451	418,928
TFS Financial Corp. (a)	12,138	150,875
Tompkins Financial Corp.	1,745	85,435
TowneBank	5,248	81,396
Trico Bancshares	2,123	55,049
TrustCo Bank Corp. NY	14,516	102,193
Trustmark Corp.	9,562	242,397
UMB Financial Corp.	5,344	345,757
Umpqua Holdings Corp.	16,434	306,330
Union First Market Bankshares Corp.	7,174	182,363
United Bancorp, Inc.	2,421	20,530
United Bankshares, Inc.	8,771	268,568
United Community Banks, Inc. (a)	5,843	113,413
United Community Financial Corp. (a)	9,965	39,063
United Financial Bancorp, Inc.	2,904	53,405
United Security Bancshares (a)	3,708	20,579
Univest Corp. of Pennsylvania	2,482	50,931
Valley National Bancorp	29,356	305,596
ViewPoint Financial Group, Inc.	5,686	164,041
Washington Banking Co.	3,037	53,998
Washington Federal, Inc.	14,524	338,409
Washington Trust Bancorp, Inc.	2,302	86,256
Waterstone Financial, Inc. (a)	3,280	34,079
Webster Financial Corp.	13,469	418,347
WesBanco, Inc.	4,185	133,209
West BanCorp., Inc.	2,837	43,094
Westamerica BanCorp	3,883	209,993
Western Alliance Bancorp (a)	11,805	290,403
Westfield Financial, Inc.	3,799	28,303
Wilshire Bancorp, Inc.	11,170	123,987
Wintrust Financial Corp.	6,736	327,774
WSFS Financial Corp.	1,272	90,859
Yadkin Financial Corp. (a)	2,663	57,015
		33,586,853
Beverages — 0.1%
The Boston Beer Co., Inc., Class A (a)	1,307	319,862
Coca-Cola Bottling Co. Consolidated	775	65,859
Craft Brew Alliance, Inc. (a)	2,047	31,258
National Beverage Corp. (a)	2,243	43,761
Primo Water Corp. (a)	5,635	21,920

Common Stocks	Shares	Value
Beverages (concluded)
Willamette Valley Vineyards, Inc. (a)	2,312	$15,005
		497,665
Chemicals — 2.5%
A. Schulman, Inc.	4,114	149,174
Aceto Corp.	4,209	84,559
Albemarle Corp.	11,973	795,247
American Vanguard Corp.	3,882	84,045
Ashland, Inc.	10,680	1,062,446
Axiall Corp.	10,570	474,804
Balchem Corp.	4,756	247,883
Cabot Corp.	8,564	505,790
Calgon Carbon Corp. (a)	8,315	181,516
Cambrex Corp. (a)	5,504	103,861
Celanese Corp., Series A	23,424	1,300,266
Chase Corp.	1,295	40,831
Chemtura Corp. (a)	14,338	362,608
Codexis, Inc. (a)	4,978	10,155
Cytec Industries, Inc.	5,327	519,968
Ferro Corp. (a)	13,356	182,443
FutureFuel Corp.	3,639	73,872
Hawkins, Inc.	1,451	53,310
HB Fuller Co.	7,355	355,099
Huntsman Corp.	29,011	708,449
Innophos Holdings, Inc.	3,222	182,687
Innospec, Inc.	3,555	160,793
Intrepid Potash, Inc. (a)	7,904	122,196
KMG Chemicals, Inc.	1,469	23,034
Koppers Holdings, Inc.	3,035	125,133
Kraton Performance Polymers, Inc. (a)	5,043	131,824
Kronos Worldwide, Inc.	2,763	46,087
LSB Industries, Inc. (a)	2,939	109,977
Metabolix, Inc. (a)	4,583	5,958
Minerals Technologies, Inc.	5,134	331,451
NewMarket Corp.	1,690	660,418
NL Industries, Inc.	1,227	13,301
Olin Corp.	11,770	324,970
OM Group, Inc.	4,674	155,270
OMNOVA Solutions, Inc. (a)	8,090	83,974
Penford Corp. (a)	2,295	32,956
PolyOne Corp.	14,307	524,495
Polypore International, Inc. (a)(b)	7,172	245,354
Quaker Chemical Corp.	1,917	151,117
Rentech, Inc. (a)	30,656	58,246
Rockwood Holdings, Inc.	11,231	835,586
RPM International, Inc.	19,759	826,717
Senomyx, Inc. (a)	8,959	95,593
Sensient Technologies Corp.	7,362	415,290
Stepan Co.	2,813	181,607
TOR Minerals International, Inc. (a)	1,000	10,510
Tredegar Corp.	3,711	85,390

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	4

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Chemicals (concluded)
Tronox Ltd., Class A	8,878	$211,030
Valhi, Inc.	3,291	29,027
The Valspar Corp.	11,861	855,415
Westlake Chemical Corp.	5,836	386,227
WR Grace & Co. (a)	11,611	1,151,463
Zagg, Inc. (a)	5,548	25,632
Zep, Inc.	3,420	60,534
		15,955,588
Construction & Materials — 2.6%
AAON, Inc.	4,282	119,339
Acuity Brands, Inc.	6,487	859,982
AECOM Technology Corp. (a)	14,430	464,213
Aegion Corp. (a)	5,707	144,444
Ameresco, Inc., Class A (a)	4,419	33,408
American DG Energy, Inc. (a)	7,238	14,404
American Woodmark Corp. (a)	2,023	68,094
AO Smith Corp.	11,341	521,913
Apogee Enterprises, Inc.	4,359	144,850
Argan, Inc.	1,758	52,265
Armstrong World Industries, Inc. (a)	5,843	311,140
BlueLinx Holdings, Inc. (a)	11,441	14,873
Builders FirstSource, Inc. (a)	9,072	82,646
Chicago Bridge & Iron Co. NV	16,090	1,402,244
Eagle Materials, Inc.	7,657	678,870
EMCOR Group, Inc.	9,646	451,336
Fortune Brands Home & Security, Inc.	25,114	1,056,797
Foster Wheeler AG (a)	14,489	469,733
Generac Holdings, Inc.	10,329	609,101
Gibraltar Industries, Inc. (a)	4,428	83,556
Granite Construction, Inc.	5,285	211,030
Great Lakes Dredge & Dock Corp. (a)	8,677	79,221
Griffon Corp.	6,030	71,998
Headwaters, Inc. (a)	12,367	163,368
Hill International, Inc. (a)	4,358	23,969
Insteel Industries, Inc.	2,430	47,798
Integrated Electrical Services, Inc. (a)	2,175	13,507
Inteliquent, Inc.	5,525	80,278
KBR, Inc.	21,841	582,718
Layne Christensen Co. (a)	3,531	64,229
LB Foster Co., Class A	1,479	69,291
Lennox International, Inc.	6,741	612,824
Louisiana-Pacific Corp. (a)	21,467	362,148
Martin Marietta Materials, Inc.	6,845	878,556
MasTec, Inc. (a)	9,152	397,563
MDU Resources Group, Inc.	28,179	966,822
Mueller Water Products, Inc., Series A	23,943	227,459
MYR Group, Inc. (a)	3,438	87,050

Common Stocks	Shares	Value
Construction & Materials (concluded)
NCI Building Systems, Inc. (a)	4,713	$82,289
Nortek, Inc. (a)	2,608	214,404
Northwest Pipe Co. (a)	1,680	60,749
Omega Flex, Inc.	1,009	21,633
Orion Marine Group, Inc. (a)	5,034	63,277
Owens Corning	16,373	706,822
PGT, Inc. (a)	6,280	72,283
Pike Corp. (a)	4,565	49,119
Primoris Services Corp.	5,751	172,415
Quanex Building Products Corp.	5,802	119,985
Simpson Manufacturing Co., Inc.	5,710	201,734
Sterling Construction Co., Inc. (a)	2,322	20,132
Texas Industries, Inc. (a)	3,313	296,911
Thermon Group Holdings, Inc. (a)	5,070	117,523
TRC Cos., Inc. (a)	3,961	26,341
Trex Co., Inc. (a)	2,419	176,974
Tutor Perini Corp. (a)	5,832	167,203
Universal Forest Products, Inc.	2,945	162,976
USG Corp. (a)	13,971	457,131
Valmont Industries, Inc.	3,941	586,579
Watsco, Inc.	3,907	390,348
Watts Water Technologies, Inc., Class A	3,991	234,232
		16,924,097
Electricity — 1.4%
ALLETE, Inc.	5,910	309,802
Alliant Energy Corp.	16,588	942,364
Alteva	2,831	23,497
Black Hills Corp.	6,821	393,231
Calpine Corp. (a)	53,183	1,112,057
Cleco Corp.	8,932	451,781
Covanta Holding Corp.	19,269	347,805
Dynegy, Inc. (a)	14,717	367,042
El Paso Electric Co.	6,267	223,920
The Empire District Electric Co.	7,217	175,517
Great Plains Energy, Inc.	23,312	630,357
Hawaiian Electric Industries, Inc.	14,066	357,558
IDACORP, Inc.	7,426	411,920
ITC Holdings Corp.	24,446	913,058
MGE Energy, Inc.	5,145	201,838
NorthWestern Corp.	5,838	276,896
Ormat Technologies, Inc.	3,208	96,272
Portland General Electric Co.	11,667	377,311
UIL Holdings Corp.	9,098	334,897
Unitil Corp.	3,102	101,870
UNS Energy Corp.	6,385	383,292
US Geothermal, Inc. (a)	23,727	17,795
Westar Energy, Inc.	19,630	690,191
		9,140,271
Electronic & Electrical Equipment — 2.9%
The Active Power, Inc. (a)	4,854	16,067

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	5

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Adept Technology, Inc. (a)	2,252	$42,788
Aeroflex Holding Corp. (a)	3,277	27,232
Allied Motion Technologies, Inc.	1,620	18,776
Altair Nanotechnologies, Inc. (a)	3,315	14,818
American Science & Engineering, Inc.	1,261	84,701
American Superconductor Corp. (a)	8,344	13,434
Anixter International, Inc.	3,908	396,740
API Technologies Corp. (a)	7,886	23,106
Arrow Electronics, Inc. (a)	14,790	877,934
Avnet, Inc.	20,214	940,557
AVX Corp.	6,474	85,327
AZZ, Inc.	3,732	166,746
Badger Meter, Inc.	2,135	117,639
Ballantyne Strong, Inc. (a)	3,001	14,075
Bel Fuse, Inc., Class B	2,157	47,238
Belden, Inc.	6,512	453,235
Benchmark Electronics, Inc. (a)	8,089	183,216
Brady Corp., Class A	6,689	181,606
Capstone Turbine Corp. (a)	52,267	111,329
Checkpoint Systems, Inc. (a)	6,943	93,175
Cognex Corp. (a)	12,565	425,451
Coherent, Inc. (a)	3,792	247,807
CTS Corp.	5,283	110,309
CyberOptics Corp. (a)	3,269	27,165
Daktronics, Inc.	6,043	86,959
Echelon Corp. (a)	8,684	24,142
Electro Rent Corp.	2,787	49,023
Electro Scientific Industries, Inc.	4,035	39,745
eMagin Corp. (a)	6,450	16,254
Encore Wire Corp.	2,783	135,003
EnerNOC, Inc. (a)	4,406	98,166
EnerSys, Inc.	7,005	485,376
ESCO Technologies, Inc.	3,900	137,241
Fabrinet (a)	4,476	92,967
FARO Technologies, Inc. (a)	2,690	142,570
FEI Co.	6,387	657,989
General Cable Corp.	7,113	182,164
GrafTech International Ltd. (a)	17,533	191,460
Greatbatch, Inc. (a)	3,828	175,782
Houston Wire & Cable Co.	3,110	40,834
Hubbell, Inc., Class B	7,866	942,897
II-VI, Inc. (a)	8,445	130,306
Intevac, Inc. (a)	5,485	53,205
IntriCon Corp. (a)	1,324	6,024
IPG Photonics Corp. (a)(b)	5,300	376,724
Itron, Inc. (a)	5,925	210,575
Kemet Corp. (a)	8,013	46,556
Knowles Corp. (a)	12,921	407,916
Landauer, Inc.	1,837	83,271
Lightpath Technologies, Inc., Class A (a)	6,052	9,381

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Lime Energy Co. (a)	559	$2,175
Littelfuse, Inc.	3,360	314,630
LSI Industries, Inc.	3,465	28,378
Magnetek, Inc. (a)	992	18,848
Maxwell Technologies, Inc. (a)	6,063	78,334
Measurement Specialties, Inc. (a)	2,456	166,640
Methode Electronics, Inc.	5,454	167,220
Mettler-Toledo International, Inc. (a)	4,453	1,049,483
Microvision, Inc. (a)	6,506	12,557
MTS Systems Corp.	2,372	162,458
Multi-Fineline Electronix, Inc. (a)	1,537	19,674
NAPCO Security Technologies, Inc. (a)	4,500	29,835
National Instruments Corp.	14,741	422,919
Newport Corp. (a)	6,575	135,971
NVE Corp. (a)	1,048	59,778
Orion Energy Systems, Inc. (a)	3,967	28,761
OSI Systems, Inc. (a)	2,898	173,474
Parametric Sound Corp. (a)	2,008	28,232
Park Electrochemical Corp.	3,206	95,763
Planar Systems, Inc. (a)	5,103	10,461
Plexus Corp. (a)	5,139	205,920
Powell Industries, Inc.	1,398	90,590
Regal-Beloit Corp.	6,524	474,360
Research Frontiers, Inc. (a)	5,552	28,815
Richardson Electronics Ltd.	1,792	19,282
Rofin-Sinar Technologies, Inc. (a)	4,390	105,184
Rogers Corp. (a)	2,784	173,777
Rubicon Technology, Inc. (a)	3,532	39,876
Sanmina Corp. (a)	12,679	221,249
Sensata Technologies Holding NV (a)	22,096	942,173
Servotronics, Inc.	743	5,565
Sigmatron International, Inc. (a)	1,793	21,498
SL Industries, Inc. (a)	750	18,420
Synthesis Energy Systems, Inc. (a)	11,687	22,907
Trimble Navigation Ltd. (a)	39,035	1,517,290
TTM Technologies, Inc. (a)	8,600	72,670
Ultralife Corp. (a)	2,116	8,993
Universal Display Corp. (a)	6,645	212,042
UQM Technologies, Inc. (a)	6,928	18,290
Veeco Instruments, Inc. (a)	5,928	248,561
Viasystems Group, Inc. (a)	1,392	17,428
Vicor Corp. (a)	3,482	35,516
Vishay Intertechnology, Inc.	20,353	302,853
Vishay Precision Group, Inc. (a)	2,569	44,649
WESCO International, Inc. (a)	6,589	548,337
Zebra Technologies Corp., Class A (a)	7,616	528,627

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	6

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Electronic & Electrical Equipment (concluded)
Zygo Corp. (a)	3,922	$59,575
		18,533,039
Financial Services — 3.3%
Affiliated Managers Group, Inc. (a)	7,984	1,597,199
Artisan Partners Asset Management, Inc.	5,369	344,958
Asta Funding, Inc. (a)	2,169	17,938
Atlanticus Holdings Corp. (a)	1,465	3,355
BBCN Bancorp, Inc.	12,322	211,199
BGC Partners, Inc., Class A	26,284	171,897
Calamos Asset Management, Inc., Class A	3,145	40,665
Cash America International, Inc.	4,166	161,308
CBOE Holdings, Inc.	12,992	735,347
CIFC Corp.	2,496	20,317
CIT Group, Inc.	29,839	1,462,708
Cohen & Steers, Inc.	2,805	111,779
Cowen Group, Inc., Class A (a)	18,550	81,806
Credit Acceptance Corp. (a)	1,578	224,313
DFC Global Corp. (a)	6,442	56,883
Diamond Hill Investment Group, Inc.	489	64,274
Eaton Vance Corp.	18,548	707,792
Encore Capital Group, Inc. (a)	3,846	175,762
EverBank Financial Corp.	13,176	259,962
Evercore Partners, Inc., Class A	5,234	289,179
Ezcorp, Inc., Class A (a)	8,044	86,795
FBR & Co. (a)	1,765	45,590
Federal Agricultural Mortgage Corp., Class C	1,972	65,569
Federated Investors, Inc., Class B (c)	14,493	442,616
Fidelity National Financial, Inc., Class A	41,184	1,294,825
Financial Engines, Inc.	7,856	398,928
First Cash Financial Services, Inc. (a)	4,540	229,088
The First Marblehead Corp. (a)	2,216	13,385
FXCM, Inc.	6,290	92,903
GAMCO Investors, Inc., Class A	650	50,473
GFI Group, Inc.	10,994	39,029
Gleacher & Co., Inc. (a)	832	9,476
Green Dot Corp., Class A (a)	3,846	75,112
Greenhill & Co., Inc.	3,945	205,061
Imperial Holdings, Inc. (a)	4,686	26,945
Institutional Financial Markets, Inc.	1,108	2,327
Interactive Brokers Group, Inc., Class A	7,197	155,959
Intersections, Inc.	1,839	10,850
ING US, Inc.	20,671	749,737
INTL. FCStone, Inc. (a)	1,975	37,150

Common Stocks	Shares	Value
Financial Services (concluded)
Investment Technology Group, Inc. (a)	5,930	$119,786
Janus Capital Group, Inc.	22,142	240,684
JMP Group, Inc.	3,528	25,084
KCG Holdings, Inc., Class A (a)	15,031	179,320
Ladenburg Thalmann Financial Services, Inc. (a)	20,766	62,713
LPL Financial Holdings, Inc.	12,150	638,361
MarketAxess Holdings, Inc.	5,764	341,344
Marlin Business Services Corp.	1,640	34,128
MGIC Investment Corp. (a)	52,364	446,141
MicroFinancial, Inc.	3,823	30,087
MoneyGram International, Inc. (a)	4,020	70,953
MSCI, Inc. (a)	17,743	763,304
Nelnet, Inc., Class A	2,846	116,401
NewStar Financial, Inc. (a)	4,071	56,424
Ocwen Financial Corp. (a)	17,689	693,055
Oppenheimer Holdings, Inc., Class A	1,362	38,204
PICO Holdings, Inc. (a)	4,035	104,870
Piper Jaffray Cos. (a)	2,533	116,011
Portfolio Recovery Associates, Inc. (a)	7,566	437,769
Pzena Investment Management, Inc., Class A	3,173	37,346
Radian Group, Inc.	26,606	399,888
Raymond James Financial, Inc.	17,974	1,005,286
Resource America, Inc., Class A	4,370	37,451
Safeguard Scientifics, Inc. (a)	4,085	90,605
Santander Consumer USA Holdings, Inc. (a)	12,093	291,199
SEI Investments Co.	21,016	706,348
Stewart Information Services Corp.	3,359	118,002
Stifel Financial Corp. (a)	8,982	446,944
SWS Group, Inc. (a)	4,290	32,089
TD Ameritrade Holding Corp.	34,736	1,179,287
Tree.com, Inc. (a)	1,444	44,822
US Global Investors, Inc.	2,241	7,194
Virtus Investment Partners, Inc. (a)	1,152	199,492
Waddell & Reed Financial, Inc., Class A	12,762	939,538
Walker & Dunlop, Inc. (a)	3,729	60,969
Westwood Holdings Group, Inc.	1,350	84,632
WisdomTree Investments, Inc. (a)	16,789	220,272
World Acceptance Corp. (a)	1,741	130,714
		21,317,176
Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	13,689	147,978
Alaska Communications Systems Group, Inc. (a)	7,188	13,873

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	7

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Fixed Line Telecommunications (concluded)
Cbeyond, Inc. (a)	3,745	$27,151
Cincinnati Bell, Inc. (a)	34,307	118,702
Consolidated Communications Holdings, Inc.	5,989	119,840
EarthLink Holdings Corp.	22,213	80,189
Fairpoint Communications, Inc. (a)	4,215	57,324
General Communication, Inc., Class A (a)	4,596	52,440
Hawaiian Telcom Holdco, Inc. (a)	1,381	39,345
HickoryTech Corp.	2,224	28,445
IDT Corp., Class B	2,546	42,416
inContact, Inc. (a)	8,833	84,797
Level 3 Communications, Inc. (a)	24,277	950,202
Lumos Networks Corp.	3,575	47,798
Straight Path Communications, Inc., Class B (a)	3,418	25,156
tw telecom, Inc. (a)	21,377	668,245
Vonage Holdings Corp. (a)	26,128	111,567
		2,615,468
Food & Drug Retailers — 0.7%
Casey’s General Stores, Inc.	5,657	382,357
The Chefs’ Warehouse, Inc. (a)	3,603	77,104
Core-Mark Holding Co., Inc.	1,592	115,579
The Fresh Market, Inc. (a)	6,338	212,957
GNC Holdings, Inc., Class A	14,394	633,624
Ingles Markets, Inc., Class A	1,683	40,089
Omnicare, Inc.	15,119	902,151
The Pantry, Inc. (a)	3,921	60,148
PetMed Express, Inc.	3,455	46,332
Rite Aid Corp. (a)	134,210	841,497
Spartan Stores, Inc.	5,307	123,175
Sprouts Farmers Market, Inc. (a)	6,511	234,591
Supervalu, Inc. (a)	30,827	210,857
United Natural Foods, Inc. (a)	7,456	528,779
Village Super Market, Inc., Class A	719	18,982
Vitamin Shoppe, Inc. (a)	4,670	221,918
Weis Markets, Inc.	1,485	73,136
		4,723,276
Food Producers — 1.7%
Alico, Inc.	610	22,997
The Andersons, Inc.	3,862	228,785
B&G Foods, Inc.	8,323	250,606
Boulder Brands, Inc. (a)	9,566	168,553
Bunge Ltd.	21,286	1,692,450
Cal-Maine Foods, Inc.	2,207	138,555
Calavo Growers, Inc.	2,295	81,656
Chiquita Brands International, Inc. (a)	7,588	94,471
Coffee Holding Co., Inc. (a)	1,919	14,623
Darling International, Inc. (a)	24,744	495,375
Dean Foods Co.	14,492	224,046

Common Stocks	Shares	Value
Food Producers (concluded)
Diamond Foods, Inc. (a)	4,042	$141,187
Farmer Bros Co. (a)	892	17,572
Flowers Foods, Inc.	26,331	564,800
Fresh Del Monte Produce, Inc.	4,740	130,682
Golden Enterprises, Inc.	941	3,980
Griffin Land & Nurseries, Inc.	1,073	32,448
The Hain Celestial Group, Inc. (a)	7,536	689,318
Harbinger Group, Inc. (a)	5,649	69,087
Herbalife Ltd.	12,720	728,474
The Hillshire Brands Co.	18,575	692,105
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	11,375	774,410
J&J Snack Foods Corp.	2,141	205,472
John B Sanfilippo & Son, Inc.	1,174	27,025
Lancaster Colony Corp.	2,760	274,399
Lifeway Foods, Inc.	2,119	31,149
Limoneira Co.	2,459	55,770
Mannatech, Inc. (a)	934	16,168
Medifast, Inc. (a)	2,383	69,321
MGP Ingredients, Inc.	1,343	9,065
Nature’s Sunshine Products, Inc.	1,344	18,520
Nutraceutical International Corp. (a)	2,417	62,818
Nutrisystem, Inc.	4,769	71,869
Omega Protein Corp. (a)	3,642	43,959
Pilgrim’s Pride Corp. (a)	9,076	189,870
Pinnacle Foods, Inc.	8,994	268,561
Post Holdings, Inc. (a)	5,906	325,539
Reliv International, Inc.	1,819	4,766
Rocky Mountain Chocolate Factory, Inc.	2,724	31,980
Sanderson Farms, Inc.	3,037	238,374
Seaboard Corp. (a)	38	99,615
Seneca Foods Corp., Class A (a)	1,057	33,274
Snyders-Lance, Inc.	7,426	209,339
Tootsie Roll Industries, Inc.	2,997	89,739
TreeHouse Foods, Inc. (a)	5,511	396,737
USANA Health Sciences, Inc. (a)	1,235	93,045
The WhiteWave Foods Co., Class A (a)	26,439	754,569
		10,877,123
Forestry & Paper — 0.3%
Clearwater Paper Corp. (a)	3,372	211,323
Deltic Timber Corp.	1,826	119,110
Domtar Corp.	4,810	539,778
KapStone Paper and Packaging Corp. (a)	12,391	357,357
Neenah Paper, Inc.	2,655	137,317
PH Glatfelter Co.	6,528	177,692
Resolute Forest Products (a)	13,847	278,186
Verso Paper Corp. (a)(b)	5,754	16,629

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	8

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Forestry & Paper (concluded)
Wausau Paper Corp.	8,251	$105,035
		1,942,427
Gas, Water & Multi-Utilities — 1.4%
American States Water Co.	5,798	187,217
American Water Works Co., Inc.	25,870	1,174,498
Aqua America, Inc.	26,073	653,650
Artesian Resources Corp., Class A	2,012	45,190
Atmos Energy Corp.	14,528	684,705
Avista Corp.	9,235	283,053
Cadiz, Inc. (a)	5,229	36,865
California Water Service Group	7,048	168,729
Chesapeake Utilities Corp.	1,623	102,509
Connecticut Water Service, Inc.	1,969	67,281
Delta Natural Gas Co., Inc.	2,312	47,905
EuroSite Power, Inc. (a)	723	369
Gas Natural, Inc.	4,599	46,404
Genie Energy Ltd. (a)	2,926	29,172
The Laclede Group, Inc.	4,649	219,200
Middlesex Water Co.	2,966	64,718
National Fuel Gas Co.	12,404	868,776
New Jersey Resources Corp.	5,833	290,483
Northwest Natural Gas Co.	3,833	168,690
ONE Gas, Inc. (a)	7,857	282,302
Piedmont Natural Gas Co., Inc.	10,706	378,885
PNM Resources, Inc.	11,804	319,062
Questar Corp.	25,817	613,928
RGC Resources, Inc.	2,449	46,531
SJW Corp.	2,006	59,297
South Jersey Industries, Inc.	4,709	264,128
Southwest Gas Corp.	6,951	371,531
UGI Corp.	16,975	774,230
Vectren Corp.	12,556	494,581
WGL Holdings, Inc.	7,571	303,294
		9,047,183
General Industrials — 1.2%
Actuant Corp., Class A	10,804	368,957
AEP Industries, Inc. (a)	774	28,715
Aptargroup, Inc.	9,614	635,485
Berry Plastics Group, Inc. (a)	14,202	328,776
Carlisle Cos., Inc.	9,346	741,512
Crown Holdings, Inc. (a)	20,907	935,379
Graphic Packaging Holding Co. (a)	35,436	360,030
Greif, Inc., Class A	4,302	225,812
Harsco Corp.	11,862	277,927
Landec Corp. (a)	4,398	49,082
Multi-Color Corp.	2,383	83,405
Myers Industries, Inc.	4,025	80,178
Otter Tail Corp.	5,434	167,313
Packaging Corp. of America	14,782	1,040,209
Raven Industries, Inc.	5,522	180,846
Rexnord Corp. (a)	8,233	238,592

Common Stocks	Shares	Value
General Industrials (concluded)
Rock-Tenn Co., Class A	10,725	$1,132,238
Silgan Holdings, Inc.	6,377	315,789
Sonoco Products Co.	15,164	622,027
Trimas Corp. (a)	6,652	220,846
UFP Technologies, Inc. (a)	1,471	35,834
		8,068,952
General Retailers — 4.5%
1-800-Flowers.com, Inc., Class A (a)	3,545	19,958
Aaron’s, Inc.	11,181	338,113
Abercrombie & Fitch Co., Class A	11,279	434,242
Advance Auto Parts, Inc.	10,927	1,382,265
Amerco, Inc.	860	199,623
America’s Car-Mart, Inc. (a)	1,386	50,894
American Eagle Outfitters, Inc.	25,308	309,770
American Public Education, Inc. (a)	2,718	95,347
ANN, Inc. (a)	7,034	291,770
Antero Resources Corp. (a)	5,781	361,891
Apollo Education Group, Inc., Class A (a)	14,756	505,245
Asbury Automotive Group, Inc. (a)	4,651	257,247
Ascena Retail Group, Inc. (a)	19,006	328,424
Autobytel, Inc. (a)	2,429	30,192
Aéropostale, Inc. (a)	12,202	61,254
Barnes & Noble, Inc. (a)	5,772	120,635
Beacon Roofing Supply, Inc. (a)	7,383	285,427
bebe Stores, Inc.	5,819	35,612
Big 5 Sporting Goods Corp.	2,684	43,078
Big Lots, Inc. (a)	8,688	329,015
Blue Nile, Inc. (a)	2,186	76,073
Body Central Corp. (a)	2,692	2,880
The Bon-Ton Stores, Inc.	2,228	24,463
Books-A-Million, Inc. (a)	1,081	2,594
Bridgepoint Education, Inc. (a)	2,864	42,645
Bright Horizons Family Solutions, Inc. (a)	3,163	123,705
Brown Shoe Co., Inc.	6,155	163,354
The Buckle, Inc.	4,083	187,001
Build-A-Bear Workshop, Inc. (a)	2,503	24,104
Cabela’s, Inc. (a)	7,068	463,025
Cache, Inc. (a)	4,067	13,380
Cambium Learning Group, Inc. (a)	10,557	22,698
Capella Education Co.	1,731	109,313
Career Education Corp. (a)	9,280	69,229
Carriage Services, Inc.	3,000	54,720
The Cato Corp., Class A	3,894	105,294
Chemed Corp. (b)	2,657	237,669
Chico’s FAS, Inc.	23,777	381,145
The Children’s Place Retail Stores, Inc.	3,319	165,319
Christopher & Banks Corp. (a)	6,159	40,711

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	9

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
General Retailers (continued)
Citi Trends, Inc. (a)	2,611	$42,533
Clean Energy Fuels Corp. (a)(b)	11,329	101,281
Coldwater Creek, Inc. (a)	3,383	541
Collectors Universe	1,741	32,766
Conn’s, Inc. (a)	3,781	146,892
Copart, Inc. (a)	16,699	607,677
Corinthian Colleges, Inc. (a)	10,420	14,380
CST Brands, Inc.	11,102	346,826
dELiA*s, Inc. (a)	11,134	9,353
Destination Maternity Corp.	1,813	49,676
Destination XL Group, Inc. (a)	8,066	45,492
Dick’s Sporting Goods, Inc.	15,114	825,376
Dillard’s, Inc., Class A	3,564	329,314
DSW, Inc., Class A	10,892	390,587
Education Management Corp. (a)	3,882	18,905
Express, Inc. (a)	13,006	206,535
The Finish Line, Inc., Class A	7,277	197,134
Five Below, Inc. (a)	7,110	302,033
Foot Locker, Inc.	21,989	1,033,043
Francesca’s Holdings Corp. (a)	6,721	121,919
Fred’s, Inc., Class A	4,554	82,018
FTD Cos., Inc. (a)	3,596	114,389
Gaiam, Inc., Class A (a)	2,774	20,112
Geeknet, Inc. (a)	1,694	23,750
Genesco, Inc. (a)	3,579	266,886
Grand Canyon Education, Inc. (a)	7,069	330,122
Group 1 Automotive, Inc.	3,061	200,985
Guess?, Inc.	8,649	238,712
Haverty Furniture Cos., Inc.	2,955	87,764
hhgregg, Inc. (a)(b)	2,446	23,506
Hibbett Sports, Inc. (a)(b)	3,964	209,616
Hillenbrand, Inc.	9,233	298,503
HSN, Inc.	4,887	291,901
ITT Corp.	13,169	563,106
ITT Educational Services, Inc. (a)	2,918	83,688
JC Penney Co., Inc. (a)(b)	45,394	391,296
Jos A. Bank Clothiers, Inc. (a)	4,226	271,732
K12, Inc. (a)	4,637	105,028
KAR Auction Services, Inc.	20,842	632,555
Kirkland’s, Inc. (a)	2,515	46,502
Learning Tree International, Inc. (a)	1,011	3,276
Liquidity Services, Inc. (a)	4,477	116,626
Lithia Motors, Inc., Class A	3,452	229,420
Lumber Liquidators Holdings, Inc. (a)	4,195	393,491
MarineMax, Inc. (a)	4,078	61,945
Matthews International Corp., Class A	3,985	162,628
The Men’s Wearhouse, Inc.	6,741	330,174
Monro Muffler Brake, Inc.	4,433	252,149
Murphy USA, Inc. (a)	6,471	262,658
New York & Co., Inc. (a)	4,992	21,915

Common Stocks	Shares	Value
General Retailers (continued)
Office Depot, Inc. (a)	71,541	$295,464
OpenTable, Inc. (a)	3,842	295,565
Outerwall, Inc. (a)(b)	4,228	306,530
Overstock.com, Inc. (a)	2,367	46,630
Pacific Sunwear of California, Inc. (a)	7,273	21,601
PCM, Inc. (a)	1,516	14,826
Penske Automotive Group, Inc.	6,156	263,231
The Pep Boys-Manny Moe & Jack (a)	7,918	100,717
Perfumania Holdings, Inc. (a)	1,362	9,221
Pier 1 Imports, Inc.	15,590	294,339
Pricesmart, Inc.	2,618	264,235
The Providence Service Corp. (a)	2,023	57,210
RadioShack Corp. (a)(b)	14,984	31,766
RealNetworks, Inc. (a)	6,577	49,854
Regis Corp.	5,946	81,460
Rent-A-Center, Inc.	7,455	198,303
Restoration Hardware Holdings, Inc. (a)	4,302	316,584
Rollins, Inc.	9,330	282,139
Rush Enterprises, Inc., Class A (a)	5,240	170,195
Sally Beauty Holdings, Inc. (a)	21,583	591,374
Sears Holdings Corp. (a)(b)	6,571	313,831
Service Corp. International	31,833	632,840
Shoe Carnival, Inc.	2,127	49,006
Shutterfly, Inc. (a)	6,386	272,554
Signet Jewelers Ltd.	11,819	1,251,159
SolarCity Corp. (a)	7,467	467,584
Sonic Automotive, Inc., Class A	5,131	115,345
Sotheby’s	10,262	446,910
SP Plus Corp. (a)	2,950	77,497
Speed Commerce, Inc. (a)	10,106	36,786
Stage Stores, Inc.	4,498	109,976
Stamps.com, Inc. (a)	2,999	100,646
Stein Mart, Inc.	4,383	61,406
Strayer Education, Inc. (a)	1,653	76,749
Susser Holdings Corp. (a)	2,867	179,101
Titan Machinery, Inc. (a)(b)	2,424	37,984
Trans World Entertainment Corp.	1,113	4,040
Tuesday Morning Corp. (a)	5,992	84,787
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,594	935,223
Valuevision Media, Inc., Class A (a)	7,000	34,020
VCA Antech, Inc. (a)	13,049	420,569
Weight Watchers International, Inc. (b)	4,375	89,863
West Marine, Inc. (a)	2,322	26,401
The Wet Seal, Inc., Class A (a)	15,586	20,574
Williams-Sonoma, Inc.	13,208	880,181
Winmark Corp.	574	43,429
Zale Corp. (a)	5,304	110,907

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	10

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
General Retailers (concluded)
Zumiez, Inc. (a)	3,449	$83,604
		29,382,256
Health Care Equipment & Services — 5.0%
Abaxis, Inc. (a)	3,187	123,911
ABIOMED, Inc. (a)	5,767	150,173
Acadia Healthcare Co., Inc. (a)	5,718	257,996
Accuray, Inc. (a)	11,390	109,344
Addus HomeCare Corp. (a)	1,515	34,921
Air Methods Corp. (a)	5,349	285,797
Alere, Inc. (a)	12,116	416,185
Align Technology, Inc. (a)	10,805	559,591
Alliance HealthCare Services, Inc. (a)	2,209	74,068
Almost Family, Inc. (a)	1,318	30,446
Alphatec Holdings, Inc. (a)	11,402	17,103
Amedisys, Inc. (a)	5,176	77,071
American Caresource Holdings, Inc. (a)	2,753	5,423
Amsurg Corp. (a)	4,826	227,208
Analogic Corp.	1,947	159,868
AngioDynamics, Inc. (a)	3,917	61,693
Anika Therapeutics, Inc. (a)	2,272	93,379
Antares Pharma, Inc. (a)	22,489	78,712
ArthroCare Corp. (a)	4,405	212,277
AtriCure, Inc. (a)	4,098	77,083
Atrion Corp.	253	77,453
Baxano Surgical, Inc. (a)	4,594	4,962
Bio-Rad Laboratories, Inc., Class A (a)	3,008	385,385
Bio-Reference Laboratories, Inc. (a)	3,774	104,464
Biolase, Inc. (a)(b)	8,901	21,452
BioScrip, Inc. (a)	10,035	70,044
BioTelemetry, Inc. (a)	5,176	52,226
Bovie Medical Corp. (a)	5,924	22,807
Brookdale Senior Living, Inc. (a)	15,148	507,609
Bruker Corp. (a)	16,482	375,625
BSD Medical Corp. (a)	10,340	13,339
Cantel Medical Corp.	5,201	175,378
Capital Senior Living Corp. (a)	4,455	115,785
Cardica, Inc. (a)	13,491	13,626
Cardiovascular Systems, Inc. (a)	5,310	168,805
Celsion Corp. (a)	5,418	18,259
Centene Corp. (a)	8,552	532,362
Cepheid, Inc. (a)	10,396	536,226
Cesca Therapeutics, Inc. (a)	5,823	9,899
Chindex International, Inc. (a)	2,374	45,296
CollabRx, Inc. (a)	1,314	4,231
Community Health Systems, Inc. (a)(b)	16,866	660,641
CONMED Corp.	4,155	180,535
The Cooper Cos., Inc.	7,283	1,000,393

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Corvel Corp. (a)	2,013	$100,167
Covance, Inc. (a)	8,483	881,384
CryoLife, Inc.	4,639	46,204
Cutera, Inc. (a)	2,916	32,630
Cyberonics, Inc. (a)	3,779	246,580
Cynosure, Inc., Class A (a)	3,272	95,870
Delcath Systems, Inc. (a)	12,121	3,394
DexCom, Inc. (a)	10,580	437,589
Echo Therapeutics, Inc. (a)(b)	2,662	7,986
Emeritus Corp. (a)	6,492	204,108
Endologix, Inc. (a)	10,202	131,300
The Ensign Group, Inc.	3,034	132,404
Envision Healthcare Holdings, Inc. (a)	10,658	360,560
Escalon Medical Corp. (a)	1,399	2,154
Exactech, Inc. (a)	1,661	37,472
Five Star Quality Care, Inc. (a)	6,068	29,490
Fluidigm Corp. (a)	4,289	189,016
Fonar Corp. (a)	2,767	48,644
GenMark Diagnostics, Inc. (a)	7,955	79,073
Gentiva Health Services, Inc. (a)	4,854	44,268
Globus Medical, Inc., Class A (a)	8,779	233,434
Haemonetics Corp. (a)	7,730	251,921
Hanger, Inc. (a)	5,275	177,662
Hansen Medical, Inc. (a)	16,857	43,828
Harvard Apparatus Regenerative Technology, Inc. (a)	4,592	41,649
HCA Holdings, Inc. (a)	47,041	2,469,652
Health Net, Inc. (a)	11,475	390,265
Healthcare Services Group, Inc.	10,534	306,118
HealthSouth Corp.	13,261	476,468
HealthStream, Inc. (a)	3,505	93,584
Healthways, Inc. (a)	5,553	95,178
HeartWare International, Inc. (a)	2,540	238,201
Henry Schein, Inc. (a)	12,659	1,511,105
Hill-Rom Holdings, Inc.	8,582	330,750
HMS Holdings Corp. (a)	13,404	255,346
Hologic, Inc. (a)	41,560	893,540
Hooper Holmes, Inc. (a)	9,589	5,562
ICU Medical, Inc. (a)	1,995	119,461
IDEXX Laboratories, Inc. (a)	7,796	946,434
Insulet Corp. (a)	8,701	412,601
Integra LifeSciences Holdings Corp. (a)	3,596	165,380
Invacare Corp.	4,474	85,319
IPC The Hospitalist Co., Inc. (a)	2,617	128,442
Kindred Healthcare, Inc.	8,022	187,875
LCA-Vision, Inc. (a)	4,310	23,059
LHC Group, Inc. (a)	1,911	42,157
LifePoint Hospitals, Inc. (a)	6,766	369,085
Magellan Health Services, Inc. (a)	3,763	223,334
Masimo Corp. (a)	7,809	213,264
Medical Action Industries, Inc. (a)	2,870	20,004

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	11

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
MEDNAX, Inc. (a)	15,099	$935,836
MELA Sciences, Inc. (a)	7,818	4,871
Meridian Bioscience, Inc.	6,734	146,734
Merit Medical Systems, Inc. (a)	6,381	91,248
Molina Healthcare, Inc. (a)	4,176	156,851
National Healthcare Corp.	1,049	58,503
Natus Medical, Inc. (a)	4,443	114,629
Navidea Biopharmaceuticals, Inc. (a)(b)	25,525	47,221
Neogen Corp. (a)	5,992	269,340
NeuroMetrix, Inc. (a)	2,033	4,757
NuVasive, Inc. (a)	7,180	275,784
NxStage Medical, Inc. (a)	9,415	119,947
Omnicell, Inc. (a)	5,997	171,634
OraSure Technologies, Inc. (a)	11,059	88,140
Orthofix International NV (a)	3,072	92,621
Owens & Minor, Inc.	8,724	305,602
PAREXEL International Corp. (a)	8,576	463,876
PharMerica Corp. (a)	4,489	125,602
Psychemedics Corp.	1,801	30,851
Quidel Corp. (a)	4,664	127,327
RadNet, Inc. (a)	8,124	23,072
ResMed, Inc. (b)	21,034	940,009
Retractable Technologies, Inc. (a)	3,653	13,845
Rockwell Medical, Inc. (a)(b)	6,648	84,164
RTI Surgical, Inc. (a)	8,776	35,806
Select Medical Holdings Corp.	8,940	111,303
Sirona Dental Systems, Inc. (a)	8,220	613,787
Skilled Healthcare Group, Inc., Class A (a)	4,337	22,856
Spectranetics Corp. (a)	6,546	198,409
Staar Surgical Co. (a)	5,027	94,508
Stereotaxis, Inc. (a)	4,227	17,965
STERIS Corp.	8,488	405,302
SurModics, Inc. (a)	2,327	52,590
Symmetry Medical, Inc. (a)	6,089	61,255
Synergetics USA, Inc. (a)	3,470	10,584
Team Health Holdings, Inc. (a)	10,655	476,811
Teleflex, Inc.	6,117	655,987
Thoratec Corp. (a)	8,482	303,740
Triple-S Management Corp. (a)	2,788	44,998
Unilife Corp. (a)(b)	17,017	69,259
Universal American Corp.	4,074	28,803
Universal Health Services, Inc.	13,343	1,095,060
Uroplasty, Inc. (a)	5,585	20,274
US Physical Therapy, Inc.	1,930	66,720
Utah Medical Products, Inc.	725	41,927
Vascular Solutions, Inc. (a)	3,105	81,320
Vision-Sciences, Inc. (a)	14,475	17,515
Volcano Corp. (a)	8,663	170,748
WellCare Health Plans, Inc. (a)	6,436	408,815
West Pharmaceutical Services, Inc.	10,334	455,213

Common Stocks	Shares	Value
Health Care Equipment & Services (concluded)
Wright Medical Group, Inc. (a)	7,429	$230,819
		32,494,860
Household Goods & Home Construction — 1.8%
ACCO Brands Corp. (a)	18,141	111,749
Bassett Furniture Industries, Inc.	2,150	31,928
Beazer Homes USA, Inc. (a)	4,476	89,878
Blount International, Inc. (a)	7,808	92,915
Blyth, Inc. (b)	1,402	15,043
Briggs & Stratton Corp.	6,754	150,277
Cavco Industries, Inc. (a)	1,223	95,944
Central Garden and Pet Co., Class A (a)	7,098	58,700
Church & Dwight Co., Inc.	20,263	1,399,565
Compx International, Inc.	1,034	10,578
Comstock Holdings Cos., Inc. (a)	7,515	12,024
The Dixie Group, Inc. (a)	2,900	47,618
Energizer Holdings, Inc.	9,125	919,253
Ethan Allen Interiors, Inc.	3,943	100,349
Flexsteel Industries, Inc.	965	36,303
Forward Industries, Inc. (a)	2,823	5,533
Herman Miller, Inc.	8,835	283,869
HNI Corp.	6,700	244,952
Hooker Furniture Corp.	1,876	29,378
Hovnanian Enterprises, Inc., Class A (a)(b)	21,351	100,990
Interface, Inc.	9,120	187,416
iRobot Corp. (a)	4,579	187,968
Jarden Corp. (a)	18,524	1,108,291
KB Home	12,864	218,559
Knoll, Inc.	7,374	134,133
La-Z-Boy, Inc.	8,074	218,805
Libbey, Inc. (a)	3,813	99,138
Lifetime Brands, Inc.	1,440	25,718
The LS Starrett Co., Class A	1,377	21,936
M/I Homes, Inc. (a)	4,013	89,971
MDC Holdings, Inc.	6,036	170,698
Meritage Homes Corp. (a)	5,757	241,103
The Middleby Corp. (a)	2,876	759,868
National Presto Industries, Inc.	614	47,917
NVR, Inc. (a)	631	723,757
Oil-Dri Corp. of America	858	29,635
The Ryland Group, Inc.	7,317	292,168
The Scotts Miracle-Gro Co., Class A	6,513	399,117
Select Comfort Corp. (a)	8,631	156,049
Skyline Corp. (a)	2,125	12,856
Spectrum Brands Holdings, Inc.	3,200	255,040
Standard Pacific Corp. (a)	23,580	195,950
Stanley Furniture Co., Inc. (a)	2,178	5,968
Steelcase, Inc., Class A	9,078	150,786
Summer Infant, Inc. (a)	2,685	5,612
Taylor Morrison Home Corp., Class A (a)	4,488	105,468

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	12

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Household Goods & Home Construction (concluded)
Tempur Sealy International, Inc. (a)	9,283	$470,370
Toll Brothers, Inc. (a)	24,196	868,636
Tupperware Brands Corp.	7,507	628,786
Virco Manufacturing Corp. (a)	2,505	6,187
WD-40 Co.	2,105	163,285
		11,818,037
Industrial Engineering — 3.1%
Accuride Corp. (a)	8,723	38,643
AGCO Corp.	13,378	737,930
Alamo Group, Inc.	1,182	64,218
Albany International Corp., Class A	4,299	152,786
Altra Industrial Motion Corp.	4,225	150,833
American Railcar Industries, Inc.	1,472	103,084
Astec Industries, Inc.	2,477	108,765
The Babcock & Wilcox Co.	16,465	546,638
Broadwind Energy, Inc. (a)	2,781	33,984
Ceco Environmental Corp.	2,961	49,123
Chicago Rivet & Machine Co.	494	19,523
CIRCOR International, Inc.	2,779	203,784
CLARCOR, Inc.	7,116	408,103
Colfax Corp. (a)	14,101	1,005,824
Columbus McKinnon Corp. (a)	2,933	78,575
Commercial Vehicle Group, Inc. (a)	4,772	43,521
Crane Co.	7,181	510,928
Donaldson Co., Inc.	19,692	834,941
Douglas Dynamics, Inc.	3,742	65,186
Dynamic Materials Corp.	2,036	38,765
The Eastern Co.	1,114	17,969
Energy Recovery, Inc. (a)	6,860	36,495
EnPro Industries, Inc. (a)	3,303	240,029
Federal Signal Corp. (a)	9,847	146,720
Franklin Electric Co., Inc.	5,549	235,943
FreightCar America, Inc.	1,751	40,693
GATX Corp.	6,600	448,008
The Gorman-Rupp Co.	2,838	90,220
Graco, Inc.	9,153	684,095
Graham Corp.	1,902	60,579
The Greenbrier Cos., Inc. (a)	3,794	173,006
H&E Equipment Services, Inc. (a)	4,783	193,472
Hardinge, Inc.	1,772	25,517
Hurco Cos., Inc.	1,150	30,682
Hyster-Yale Materials Handling, Inc.	1,717	167,408
IDEX Corp.	12,008	875,263
John Bean Technologies Corp.	4,210	130,089
Kadant, Inc.	1,829	66,704
Kennametal, Inc.	11,534	510,956
Key Technology, Inc. (a)	998	13,044
Kimball International, Inc., Class B	4,906	88,848
Lincoln Electric Holdings, Inc.	11,893	856,415
Lindsay Corp. (b)	1,924	169,658

Common Stocks	Shares	Value
Industrial Engineering (concluded)
Lydall, Inc. (a)	3,024	$69,159
Manitex International, Inc. (a)	2,717	44,287
The Manitowoc Co., Inc.	20,308	638,687
Materion Corp.	3,097	105,081
Meritor, Inc. (a)	15,283	187,217
MFRI, Inc. (a)	1,937	26,363
Miller Industries, Inc.	1,717	33,533
MSA Safety, Inc.	4,624	263,568
Mueller Industries, Inc.	8,298	248,857
NACCO Industries, Inc., Class A	799	43,314
Navistar International Corp. (a)	10,725	363,256
NN, Inc.	3,075	60,578
Nordson Corp.	8,972	632,436
Oshkosh Corp.	12,859	757,009
PMFG, Inc. (a)	3,145	18,776
Proto Labs, Inc. (a)	3,441	232,852
Spartan Motors, Inc.	4,844	24,898
SPX Corp.	6,676	656,318
Standex International Corp.	1,941	103,999
Sun Hydraulics Corp.	3,780	163,712
Sypris Solutions, Inc.	1,348	3,734
Tecumseh Products Co., Class A (a)	2,544	17,554
Tennant Co.	2,738	179,668
Terex Corp.	16,697	739,677
The Timken Co.	11,617	682,847
The Toro Co.	8,611	544,129
Trinity Industries, Inc.	11,586	835,003
Twin Disc, Inc.	1,357	35,743
Wabash National Corp. (a)	10,790	148,470
Wabtec Corp.	14,388	1,115,070
Woodward, Inc.	8,723	362,266
		19,835,028
Industrial Metals & Mining — 0.6%
AK Steel Holding Corp. (a)	21,307	153,837
Ampco-Pittsburgh Corp.	1,402	26,456
Carpenter Technology Corp.	7,727	510,291
Century Aluminum Co. (a)	8,318	109,881
Commercial Metals Co.	17,156	323,905
Friedman Industries, Inc.	2,787	23,494
Globe Specialty Metals, Inc.	9,757	203,141
Handy & Harman Ltd. (a)	1,143	25,157
Haynes International, Inc.	1,874	101,196
Horsehead Holding Corp. (a)	8,576	144,248
Kaiser Aluminum Corp.	2,717	194,048
McEwen Mining, Inc. (a)	37,168	88,088
Noranda Aluminum Holding Corp.	10,483	43,085
Olympic Steel, Inc.	1,597	45,834
Reliance Steel & Aluminum Co.	11,249	794,854
RTI International Metals, Inc. (a)	4,899	136,094
Steel Dynamics, Inc.	32,856	584,508
Synalloy Corp.	2,147	30,831

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	13

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Industrial Metals & Mining (concluded)
Universal Stainless & Alloy Products, Inc. (a)	1,302	$43,969
Uranium Energy Corp. (a)	19,733	26,048
Uranium Resources, Inc. (a)(b)	3,876	10,698
Worthington Industries, Inc.	7,838	299,804
		3,919,467
Industrial Transportation — 1.4%
Air Lease Corp.	13,461	501,961
Air Transport Services Group, Inc. (a)	8,433	66,199
Aircastle Ltd.	9,655	187,114
Arkansas Best Corp.	3,738	138,119
Atlas Air Worldwide Holdings, Inc. (a)	3,637	128,277
Baltic Trading Ltd.	8,240	51,994
CAI International, Inc. (a)	2,930	72,283
Celadon Group, Inc.	3,676	88,371
Con-way, Inc.	8,242	338,581
Covenant Transportation Group, Inc., Class A (a)	1,373	13,867
Eagle Bulk Shipping, Inc. (a)	3,858	15,393
Echo Global Logistics, Inc. (a)	2,581	47,284
Forward Air Corp.	4,305	198,504
Genco Shipping & Trading Ltd. (a)(b)	6,709	11,808
Genesee & Wyoming, Inc., Class A (a)	7,681	747,515
Heartland Express, Inc.	6,842	155,245
Hub Group, Inc., Class A (a)	5,073	202,869
International Shipholding Corp.	854	25,142
JB Hunt Transport Services, Inc.	13,424	965,454
Kirby Corp. (a)	8,525	863,156
Knight Transportation, Inc.	8,454	195,541
Landstar System, Inc.	6,456	382,324
Marten Transport Ltd.	3,221	69,316
Matson, Inc.	6,067	149,794
Old Dominion Freight Line, Inc. (a)	10,425	591,514
Pacer International, Inc. (a)	6,165	55,238
PAM Transportation Services, Inc. (a)	980	19,482
Patriot Transportation Holding, Inc. (a)	1,004	36,194
PHH Corp. (a)	8,287	214,136
Quality Distribution, Inc. (a)	5,040	65,470
Rand Logistics, Inc. (a)	5,032	34,721
Roadrunner Transportation Systems, Inc. (a)	4,005	101,086
Saia, Inc. (a)	3,719	142,103
Swift Transportation Co. (a)	16,713	413,647
TAL International Group, Inc. (a)	5,188	222,410
Teekay Corp.	5,878	330,579
Textainer Group Holdings Ltd.	2,471	94,565

Common Stocks	Shares	Value
Industrial Transportation (concluded)
Universal Truckload Services, Inc.	912	$26,357
USA Truck, Inc. (a)	1,622	23,876
UTI Worldwide, Inc.	13,413	142,044
Werner Enterprises, Inc.	6,300	160,713
Wesco Aircraft Holdings, Inc. (a)	6,509	143,263
Willis Lease Finance Corp. (a)	1,351	27,655
World Fuel Services Corp.	10,958	483,248
XPO Logistics, Inc. (a)	7,638	224,634
YRC Worldwide, Inc. (a)(b)	2,247	50,558
		9,219,604
Leisure Goods — 0.9%
Activision Blizzard, Inc.	63,674	1,301,497
Arctic Cat, Inc.	2,143	102,414
Black Diamond, Inc. (a)	4,251	51,990
Brunswick Corp.	13,894	629,259
Callaway Golf Co.	11,826	120,862
Drew Industries, Inc.	3,266	177,017
DTS, Inc. (a)	3,097	61,197
Emerson Radio Corp. (a)	3,000	6,240
Escalade, Inc.	2,473	33,138
Glu Mobile, Inc. (a)	11,936	56,577
JAKKS Pacific, Inc.	3,025	21,840
Koss Corp.	1,133	5,665
LeapFrog Enterprises, Inc. (a)	9,036	67,770
Majesco Entertainment Co. (a)	6,877	2,786
Marine Products Corp.	3,058	22,996
Nautilus, Inc. (a)	5,339	51,415
Polaris Industries, Inc.	9,848	1,375,864
Pool Corp.	6,688	410,108
RealD, Inc. (a)	7,701	86,020
Skullcandy, Inc. (a)	3,869	35,517
Take-Two Interactive Software, Inc. (a)	14,270	312,941
Thor Industries, Inc.	6,530	398,722
TiVo, Inc. (a)	18,817	248,949
Universal Electronics, Inc. (a)	2,627	100,851
Winnebago Industries, Inc. (a)	4,475	122,570
		5,804,205
Life Insurance — 0.5%
American Equity Investment Life Holding Co.	10,862	256,560
Amerisafe, Inc.	3,237	142,137
Atlantic American Corp.	2,927	10,654
Citizens, Inc. (a)	7,923	58,630
CNO Financial Group, Inc.	33,207	601,047
eHealth, Inc. (a)	3,030	153,924
Employers Holdings, Inc.	4,927	99,673
FBL Financial Group, Inc., Class A	1,432	62,034
Independence Holding Co.	2,342	31,430
Kansas City Life Insurance Co.	643	30,993

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	14

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Life Insurance (concluded)
National Western Life Insurance Co., Class A	341	$83,375
The Phoenix Cos., Inc. (a)	975	50,456
Primerica, Inc.	8,287	390,401
Protective Life Corp.	11,766	618,774
StanCorp Financial Group, Inc.	6,314	421,775
Symetra Financial Corp.	13,577	269,096
		3,280,959
Media — 3.9%
Acxiom Corp. (a)	11,505	395,715
AH Belo Corp.	3,599	41,676
AMC Networks, Inc., Class A (a)	9,057	661,976
Ascent Capital Group, Inc., Class A (a)	2,129	160,846
Bankrate, Inc. (a)	9,127	154,611
Beasley Broadcasting Group, Inc., Class A	1,165	10,602
Charter Communications, Inc., Class A (a)	10,348	1,274,874
Clear Channel Outdoor Holdings, Inc., Class A	6,448	58,741
ComScore, Inc. (a)	6,146	201,527
Constant Contact, Inc. (a)	4,982	121,860
Conversant, Inc. (a)	10,870	305,991
Courier Corp.	2,399	36,945
Crown Media Holdings, Inc., Class A (a)	6,152	23,624
CSS Industries, Inc.	1,461	39,447
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	17,171	118,652
Demand Media, Inc. (a)	9,546	46,298
DISH Network Corp., Class A (a)	31,625	1,967,391
Dolby Laboratories, Inc., Class A (a)	7,199	320,356
DreamWorks Animation SKG, Inc., Class A (a)	10,897	289,315
Emmis Communications Corp., Class A (a)	6,668	21,338
Entercom Communications Corp., Class A (a)	3,286	33,090
Entravision Communications Corp., Class A	12,372	82,892
EW Scripps Co. (a)	5,297	93,863
FactSet Research Systems, Inc.	5,929	639,206
Gray Television, Inc. (a)	8,001	82,970
Groupon, Inc. (a)	59,044	462,905
Harte-Hanks, Inc.	6,749	59,661
IHS, Inc., Class A (a)	9,286	1,128,249
John Wiley & Sons, Inc., Class A	7,011	404,114
Journal Communications, Inc., Class A (a)	6,809	60,328
Lamar Advertising Co., Class A (a)	9,826	501,028

Common Stocks	Shares	Value
Media (concluded)
Liberty Global PLC (a)	77,749	$3,165,162
Liberty Global PLC, Class A (a)	34,877	1,450,883
Liberty Interactive Corp., Series A (a)	70,943	2,048,124
Liberty Media Corp., Class A (a)	14,828	1,938,464
Liberty Ventures, Series A (a)	5,719	745,357
Live Nation Entertainment, Inc. (a)	21,692	471,801
Local Corp. (a)	13,417	25,761
Marchex, Inc., Class B	3,913	41,126
Martha Stewart Living Omnimedia, Class A (a)	6,396	28,974
The McClatchy Co., Class A (a)	10,903	69,997
Media General, Inc., Class A (a)(b)	4,003	73,535
Mediabistro, Inc. (a)	3,207	7,793
Meredith Corp.	5,493	255,040
Morningstar, Inc.	3,324	262,663
National CineMedia, Inc.	10,222	153,330
The New York Times Co., Class A	19,330	330,930
Nexstar Broadcasting Group, Inc., Class A	4,695	176,156
Pandora Media, Inc. (a)	25,224	764,792
PDI, Inc. (a)	2,543	11,647
QuinStreet, Inc. (a)	7,427	49,315
Radio One, Inc., Class D (a)	5,488	26,013
Saga Communications, Inc., Class A	899	44,671
Salem Communications Corp., Class A	2,739	27,363
Schawk, Inc.	2,520	50,375
Scholastic Corp.	3,655	126,024
Sinclair Broadcast Group, Inc., Class A	11,419	309,341
Sirius XM Holdings, Inc. (a)	448,087	1,433,878
Sizmek, Inc. (a)	4,354	46,283
Spanish Broadcasting System, Inc. (a)	2,333	13,671
SPAR Group, Inc. (a)	3,165	6,203
Starz, Class A (a)	14,130	456,116
TechTarget, Inc. (a)	4,464	32,185
TheStreet, Inc.	9,587	25,118
Value Line, Inc.	1,830	27,377
WebMD Health Corp. (a)	7,311	302,675
XO Group, Inc. (a)	5,764	58,447
Yelp, Inc. (a)	8,802	677,138
		25,533,819
Mining — 0.5%
Allied Nevada Gold Corp. (a)(b)	18,252	78,666
Alpha Natural Resources, Inc. (a)	33,676	143,123
AMCOL International Corp.	3,844	175,978
Arch Coal, Inc.	32,421	156,269
Cloud Peak Energy, Inc. (a)	9,192	194,319
Coeur Mining, Inc. (a)	16,289	151,325

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	15

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Mining (concluded)
Compass Minerals International, Inc.	4,934	$407,154
General Moly, Inc. (a)	12,175	12,053
Golden Minerals Co. (a)(b)	9,302	7,779
Hecla Mining Co.	55,170	169,372
James River Coal Co. (a)(b)	8,117	6,087
Molycorp, Inc. (a)(b)	30,401	142,581
Royal Gold, Inc.	10,023	627,640
Solitario Exploration & Royalty Corp. (a)	15,315	19,450
Stillwater Mining Co. (a)	18,095	267,987
SunCoke Energy, Inc. (a)	10,679	243,908
Timberline Resources Corp. (a)(b)	15,011	2,252
US Silica Holdings, Inc.	8,320	317,574
Walter Energy, Inc. (b)	9,851	74,474
Westmoreland Coal Co. (a)	3,611	107,536
		3,305,527
Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,546	101,912
Iridium Communications, Inc. (a)	8,740	65,637
NII Holdings, Inc. (a)(b)	27,198	32,366
NTELOS Holdings Corp.	3,146	42,471
ORBCOMM, Inc. (a)	8,002	54,814
SBA Communications Corp., Class A (a)	19,597	1,782,543
Shenandoah Telecommunications Co.	3,515	113,499
Sprint Corp. (a)	129,638	1,191,373
T-Mobile US, Inc. (a)	38,648	1,276,544
Telephone & Data Systems, Inc.	13,697	358,998
United States Cellular Corp.	1,525	62,540
USA Mobility, Inc.	3,856	70,064
		5,152,761
Nonlife Insurance — 3.2%
Alleghany Corp. (a)	2,531	1,031,079
Allied World Assurance Co. Holdings AG	4,922	507,901
Ambac Financial Group, Inc. (a)	6,424	199,337
American Financial Group, Inc.	10,489	605,320
American National Insurance Co.	539	60,934
Amtrust Financial Services, Inc. (b)	4,764	179,174
Arch Capital Group Ltd. (a)	17,366	999,240
Argo Group International Holdings Ltd.	3,886	178,367
Arthur J Gallagher & Co.	20,447	972,868
Aspen Insurance Holdings Ltd.	9,578	380,247
Assured Guaranty Ltd.	24,148	611,427
Axis Capital Holdings Ltd.	15,562	713,518
Baldwin & Lyons, Inc., Class B	1,784	46,901
Brown & Brown, Inc.	17,780	546,913
CNA Financial Corp.	3,530	150,802

Common Stocks	Shares	Value
Nonlife Insurance (concluded)
Donegal Group, Inc., Class A	1,871	$27,279
EMC Insurance Group, Inc.	901	32,013
Endurance Specialty Holdings Ltd.	6,510	350,433
Enstar Group Ltd. (a)	1,277	174,068
Erie Indemnity Co., Class A	3,698	257,972
Everest Re Group Ltd.	6,970	1,066,758
Federated National Holding Co.	2,731	50,032
First Acceptance Corp. (a)	6,570	16,359
First American Financial Corp.	15,711	417,127
Global Indemnity PLC (a)	1,973	51,969
Greenlight Capital Re Ltd. (a)	4,911	161,081
The Hanover Insurance Group, Inc.	6,420	394,445
HCC Insurance Holdings, Inc.	14,899	677,756
Hilltop Holdings, Inc. (a)	10,596	252,079
Horace Mann Educators Corp.	6,108	177,132
Infinity Property & Casualty Corp.	1,707	115,444
Kemper Corp.	7,517	294,441
Life Partners Holdings, Inc.	2,288	6,544
Maiden Holdings Ltd.	8,194	102,261
Markel Corp. (a)	2,117	1,261,944
MBIA, Inc. (a)	21,893	306,283
Meadowbrook Insurance Group, Inc.	7,057	41,142
Mercury General Corp.	3,553	160,169
Montpelier Re Holdings Ltd.	6,725	200,136
National Interstate Corp.	2,934	78,661
The Navigators Group, Inc. (a)	1,693	103,933
Old Republic International Corp.	36,358	596,271
OneBeacon Insurance Group Ltd.	2,550	39,423
PartnerRe Ltd.	6,881	712,183
Platinum Underwriters Holdings Ltd.	4,148	249,295
ProAssurance Corp.	9,067	403,754
Reinsurance Group of America, Inc.	10,238	815,252
RenaissanceRe Holdings Ltd.	6,523	636,645
RLI Corp.	5,342	236,330
Safety Insurance Group, Inc.	2,120	114,162
Selective Insurance Group, Inc.	8,290	193,323
State Auto Financial Corp.	2,450	52,210
Tower Group International Ltd.	7,614	20,558
United Fire Group, Inc.	3,306	100,337
Universal Insurance Holdings, Inc.	5,132	65,176
Validus Holdings Ltd.	15,039	567,121
W.R. Berkley Corp.	16,118	670,831
White Mountains Insurance Group Ltd.	817	490,118
Willis Group Holdings PLC	26,126	1,152,940
		21,077,418
Oil & Gas Producers — 3.6%
Abraxas Petroleum Corp. (a)	18,396	72,848
Adams Resources & Energy, Inc.	460	26,643

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	16

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Alon USA Energy, Inc.	3,887	$58,072
Apco Oil and Gas International, Inc. (a)	2,992	43,234
Approach Resources, Inc. (a)	5,719	119,584
Barnwell Industries, Inc. (a)	1,930	5,713
Bill Barrett Corp. (a)	7,950	203,520
Bonanza Creek Energy, Inc. (a)	4,674	207,526
BPZ Resources, Inc. (a)	18,784	59,733
Brenham Oil & Gas Corp. (a)	5,673	170
Callon Petroleum Co. (a)	7,999	66,952
Carrizo Oil & Gas, Inc. (a)	6,605	353,103
Cheniere Energy, Inc. (a)	33,336	1,845,148
Cimarex Energy Co.	13,148	1,566,058
Clayton Williams Energy, Inc. (a)	1,073	121,260
Cobalt International Energy, Inc. (a)	44,923	822,989
Comstock Resources, Inc.	7,489	171,124
Concho Resources, Inc. (a)	15,871	1,944,198
Contango Oil & Gas Co. (a)	2,387	113,955
Continental Resources, Inc. (a)	6,523	810,613
CVR Energy, Inc.	2,530	106,893
Delek US Holdings, Inc.	5,621	163,234
Diamondback Energy, Inc. (a)	6,372	428,899
Double Eagle Petroleum Co. (a)	3,643	10,419
Emerald Oil, Inc. (a)	11,407	76,655
Endeavour International Corp. (a)	12,052	39,169
Energen Corp.	10,981	887,375
Energy XXI Bermuda Ltd.	11,368	267,944
EPL Oil & Gas, Inc. (a)	5,569	214,963
Era Group, Inc. (a)	3,179	93,177
Evolution Petroleum Corp.	5,834	74,267
EXCO Resources, Inc. (b)	28,887	161,767
Forest Oil Corp. (a)	23,888	45,626
FX Energy, Inc. (a)	13,494	45,070
Gastar Exploration, Inc. (a)	11,369	62,188
Goodrich Petroleum Corp. (a)	5,844	92,452
Gulfport Energy Corp. (a)	13,146	935,732
Halcon Resources Corp. (a)(b)	39,882	172,689
Harvest Natural Resources, Inc. (a)	7,655	28,783
HollyFrontier Corp.	29,760	1,415,981
Houston American Energy Corp. (a)	5,104	2,808
Hyperdynamics Corp. (a)	9,512	16,551
Isramco, Inc. (a)	353	46,776
Kodiak Oil & Gas Corp. (a)	41,210	500,289
Kosmos Energy Ltd. (a)	16,595	182,545
Laredo Petroleum, Inc. (a)	9,517	246,110
Magellan Petroleum Corp. (a)	18,301	25,987
Magnum Hunter Resources Corp. (a)	26,868	228,378
Matador Resources Co. (a)	9,169	224,549
Miller Energy Resources, Inc. (a)	7,135	41,954
Northern Oil and Gas, Inc. (a)	9,819	143,554

Common Stocks	Shares	Value
Oil & Gas Producers (concluded)
Oasis Petroleum, Inc. (a)	14,918	$622,528
Pacific Ethanol, Inc. (a)	3,224	50,165
Panhandle Oil and Gas, Inc.	1,638	71,433
PBF Energy, Inc.	8,422	217,288
PDC Energy, Inc. (a)	5,632	350,648
Penn Virginia Corp. (a)	8,697	152,111
PetroQuest Energy, Inc. (a)	11,732	66,872
Pioneer Energy Services Corp. (a)	10,165	131,637
PostRock Energy Corp. (a)	4,012	5,055
Quicksilver Resources, Inc. (a)(b)	27,437	72,159
Resolute Energy Corp. (a)	11,641	83,815
Rex Energy Corp. (a)	7,757	145,133
Rosetta Resources, Inc. (a)	9,456	440,461
SandRidge Energy, Inc. (a)(b)	56,754	348,470
SemGroup Corp., Class A	6,805	446,952
SM Energy Co.	10,227	729,083
Stone Energy Corp. (a)	7,923	332,528
Swift Energy Co. (a)(b)	6,841	73,609
Syntroleum Corp. (a)	2,214	8,701
Targa Resources Corp.	4,559	452,526
Ultra Petroleum Corp. (a)(b)	23,886	642,295
US Energy Corp., Wyoming (a)	4,911	23,376
Vaalco Energy, Inc. (a)	10,081	86,193
W&T Offshore, Inc.	5,629	97,438
Warren Resources, Inc. (a)	13,542	65,002
Western Refining, Inc.	8,273	319,338
Whiting Petroleum Corp. (a)	17,889	1,241,318
WPX Energy, Inc. (a)	30,709	553,683
ZaZa Energy Corp. (a)	13,617	10,241
Zion Oil & Gas, Inc. (a)	9,148	17,473
		23,452,758
Oil Equipment, Services & Distribution — 2.5%
Atwood Oceanics, Inc. (a)	8,724	439,602
Basic Energy Services, Inc. (a)	4,712	129,156
Bolt Technology Corp.	2,248	44,443
Bristow Group, Inc.	5,290	399,501
C&J Energy Services, Inc. (a)	7,389	215,463
Cal Dive International, Inc. (a)(b)	19,235	32,700
CARBO Ceramics, Inc.	2,969	409,692
Chart Industries, Inc. (a)	4,551	362,032
Core Laboratories NV	6,753	1,340,065
Dawson Geophysical Co.	1,311	36,721
DHT Holdings, Inc.	8,381	65,204
Dresser-Rand Group, Inc. (a)	11,561	675,278
Dril-Quip, Inc. (a)	6,241	699,616
Exterran Holdings, Inc.	9,039	396,631
Flotek Industries, Inc. (a)	7,402	206,146
Forbes Energy Services Ltd. (a)	2,153	8,504
Forum Energy Technologies, Inc. (a)	8,101	250,969
Geospace Technologies Corp. (a)	2,032	134,457
Gulf Island Fabrication, Inc.	1,934	41,794

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	17

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (concluded)
Gulfmark Offshore, Inc., Class A	3,659	$164,435
Helix Energy Solutions Group, Inc. (a)	14,959	343,758
Hercules Offshore, Inc. (a)	24,567	112,763
Hornbeck Offshore Services, Inc. (a)	5,026	210,137
ION Geophysical Corp. (a)	20,117	84,693
Key Energy Services, Inc. (a)	19,538	180,531
Matrix Service Co. (a)	4,266	144,106
McDermott International, Inc. (a)	34,857	272,582
Mitcham Industries, Inc. (a)	2,357	32,857
MRC Global, Inc. (a)	15,684	422,841
Natural Gas Services Group, Inc. (a)	2,416	72,818
Newpark Resources, Inc. (a)	13,713	157,014
Oceaneering International, Inc.	16,012	1,150,622
OGE Energy Corp.	29,798	1,095,375
Oil States International, Inc. (a)	8,270	815,422
Parker Drilling Co. (a)	19,733	139,907
Patterson-UTI Energy, Inc.	21,247	673,105
PHI, Inc. (a)	2,122	93,877
RPC, Inc.	9,161	187,068
SEACOR Holdings, Inc. (a)	2,751	237,741
Superior Energy Services, Inc.	23,808	732,334
Tesco Corp. (a)	4,864	89,984
TETRA Technologies, Inc. (a)	12,273	157,094
TGC Industries, Inc. (a)	4,268	25,395
Tidewater, Inc.	7,273	353,613
Unit Corp. (a)	6,614	432,423
Weatherford International Ltd. (a)	114,576	1,989,039
Willbros Group, Inc. (a)	6,727	84,895
		16,344,403
Personal Goods — 1.5%
American Apparel, Inc. (a)(b)	13,016	6,521
Carter’s, Inc.	8,349	648,300
Charles & Colvard Ltd. (a)	4,772	13,648
Cherokee, Inc.	2,419	33,697
Columbia Sportswear Co.	1,775	146,704
Coty, Inc., Class A	8,205	122,911
Crocs, Inc. (a)	13,571	211,707
Culp, Inc.	1,628	32,137
Deckers Outdoor Corp. (a)	5,319	424,084
Delta Apparel, Inc. (a)	1,207	19,746
Elizabeth Arden, Inc. (a)	3,743	110,456
The Female Health Co.	5,213	40,453
G-III Apparel Group Ltd. (a)	2,558	183,102
Hanesbrands, Inc.	14,898	1,139,399
Helen of Troy Ltd. (a)	4,446	307,796
Iconix Brand Group, Inc. (a)	7,819	307,052
Inter Parfums, Inc.	2,513	90,996
Joe’s Jeans, Inc. (a)	9,399	11,279
The Jones Group, Inc.	11,319	169,445

Common Stocks	Shares	Value
Personal Goods (concluded)
Kate Spade & Co. (a)	18,698	$693,509
Lakeland Industries, Inc. (a)	1,733	11,022
Lululemon Athletica, Inc. (a)	16,218	852,905
Movado Group, Inc.	2,713	123,577
Nu Skin Enterprises, Inc., Class A	8,879	735,625
Orchids Paper Products Co.	1,530	46,818
Oxford Industries, Inc.	2,293	179,313
Perry Ellis International, Inc. (a)	1,655	22,740
Quiksilver, Inc. (a)	20,298	152,438
Revlon, Inc., Class A (a)	2,114	54,013
RG Barry Corp.	2,248	42,442
Rocky Brands, Inc.	1,306	18,793
Skechers U.S.A., Inc., Class A (a)	6,023	220,080
Steven Madden Ltd. (a)	8,907	320,474
Superior Uniform Group, Inc.	918	13,467
Tumi Holdings, Inc. (a)	7,379	166,987
Under Armour, Inc., Class A (a)	12,146	1,392,417
Unifi, Inc. (a)	2,706	62,427
Vera Bradley, Inc. (a)	3,446	93,007
Weyco Group, Inc.	882	23,832
Wolverine World Wide, Inc.	15,103	431,191
		9,676,510
Pharmaceuticals & Biotechnology — 5.2%
Aastrom Biosciences, Inc. (a)	4,452	19,544
ACADIA Pharmaceuticals, Inc. (a)	13,344	324,660
Achillion Pharmaceuticals, Inc. (a)	19,353	63,671
Acorda Therapeutics, Inc. (a)	7,042	266,962
Acura Pharmaceuticals, Inc. (a)	11,590	16,921
Aegerion Pharmaceuticals, Inc. (a)	4,247	195,872
Affymetrix, Inc. (a)	13,607	97,018
Agenus, Inc. (a)	13,328	42,250
Akorn, Inc. (a)	12,040	264,880
Albany Molecular Research, Inc. (a)	4,097	76,163
Alexza Pharmaceuticals, Inc. (a)	7,669	33,974
Alkermes PLC (a)	22,479	991,099
Alnylam Pharmaceuticals, Inc. (a)	8,359	561,223
AMAG Pharmaceuticals, Inc. (a)	3,886	75,194
Amicus Therapeutics, Inc. (a)	12,628	26,140
Ampio Pharmaceuticals, Inc. (a)	8,902	56,528
Anacor Pharmaceuticals, Inc. (a)	5,912	118,299
ANI Pharmaceuticals, Inc. (a)	2,161	67,747
Anthera Pharmaceuticals, Inc. (a)	6,316	21,159
Apricus Biosciences, Inc. (a)	11,257	24,203
ARCA Biopharma, Inc. (a)	5,487	10,206
Arena Pharmaceuticals, Inc. (a)(b)	36,143	227,701
Ariad Pharmaceuticals, Inc. (a)(b)	32,458	261,611
Arqule, Inc. (a)	20,616	42,263
Array BioPharma, Inc. (a)	21,612	101,576
Auxilium Pharmaceuticals, Inc. (a)	7,713	209,639
AVANIR Pharmaceuticals, Inc. (a)	28,877	105,979
AVEO Pharmaceuticals, Inc. (a)	21,112	31,562

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	18

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
BioCryst Pharmaceuticals, Inc. (a)	9,933	$105,091
Biodel, Inc. (a)(b)	5,801	15,837
BioDelivery Sciences International, Inc. (a)	7,612	64,245
BioMarin Pharmaceutical, Inc. (a)	22,048	1,503,894
Biota Pharmaceuticals, Inc. (a)	9,894	60,452
Biotime, Inc. (a)(b)	14,244	46,863
Cel-Sci Corp. (a)(b)	14,672	22,301
Cell Therapeutics, Inc. (a)	26,807	91,144
Celldex Therapeutics, Inc. (a)	14,360	253,741
Cerus Corp. (a)	13,121	62,981
Charles River Laboratories International, Inc. (a)	7,787	469,868
Chelsea Therapeutics International Ltd. (a)	14,038	77,490
Cleveland Biolabs, Inc. (a)	20,827	14,183
Clovis Oncology, Inc. (a)	4,750	329,032
Columbia Laboratories, Inc. (a)	4,676	33,761
Corcept Therapeutics, Inc. (a)	16,440	71,678
Coronado Biosciences, Inc. (a)	11,949	23,659
Cubist Pharmaceuticals, Inc. (a)	11,951	874,216
Cumberland Pharmaceuticals, Inc. (a)	4,500	20,250
Curis, Inc. (a)	20,738	58,481
Cytokinetics, Inc. (a)	6,490	61,655
Cytori Therapeutics, Inc. (a)	17,534	47,342
CytRx Corp. (a)	9,758	34,055
Dendreon Corp. (a)(b)	29,222	87,374
Depomed, Inc. (a)	10,053	145,768
Discovery Laboratories, Inc. (a)	22,340	48,031
Durect Corp. (a)	21,132	28,106
Dyax Corp. (a)	21,121	189,667
Dynavax Technologies Corp. (a)	48,773	87,791
Emergent Biosolutions, Inc. (a)	5,699	144,014
Endo International PLC (a)	20,961	1,438,973
Endocyte, Inc. (a)	5,593	133,169
Entremed, Inc. (a)	7,740	14,164
Enzo Biochem, Inc. (a)	8,028	33,396
Enzon Pharmaceuticals, Inc.	19,966	20,565
Exact Sciences Corp. (a)	13,283	188,220
Exelixis, Inc. (a)(b)	31,774	112,480
Furiex Pharmaceuticals, Inc. (a)	1,592	138,504
Galena Biopharma, Inc. (a)(b)	22,522	56,305
Genomic Health, Inc. (a)	3,722	98,037
GenVec, Inc. (a)	6,148	16,292
Geron Corp. (a)	29,051	60,426
GTx, Inc. (a)	10,666	16,319
Halozyme Therapeutics, Inc. (a)	16,907	214,719
Harvard Bioscience, Inc. (a)	7,017	33,261
Hemispherx Biopharma, Inc. (a)	9,683	3,873
Hi-Tech Pharmacal Co., Inc. (a)	2,147	93,030
Idenix Pharmaceuticals, Inc. (a)(b)	19,881	119,882
Idera Pharmaceuticals, Inc. (a)	12,431	50,718

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Illumina, Inc. (a)	19,251	$2,861,854
Immunogen, Inc. (a)	14,686	219,262
Immunomedics, Inc. (a)	17,073	71,877
Impax Laboratories, Inc. (a)	10,467	276,538
Incyte Corp. Ltd. (a)	22,925	1,226,946
Infinity Pharmaceuticals, Inc. (a)	8,109	96,416
Inovio Pharmaceuticals, Inc. (a)(b)	34,300	114,219
Insmed, Inc. (a)	6,623	126,102
Intercept Pharmaceuticals, Inc. (a)	1,560	514,472
InterMune, Inc. (a)	14,133	473,032
Ironwood Pharmaceuticals, Inc. (a)	19,618	241,694
Isis Pharmaceuticals, Inc. (a)	17,957	775,922
Jazz Pharmaceuticals PLC (a)	8,041	1,115,126
Keryx Biopharmaceuticals, Inc. (a)	14,839	252,857
Lexicon Pharmaceuticals, Inc. (a)	46,663	80,727
Ligand Pharmaceuticals, Inc., Class B (a)	3,474	233,661
Luminex Corp. (a)	7,451	134,938
Mallinckrodt PLC (a)	8,711	552,365
MannKind Corp. (a)(b)	37,112	149,190
Maxygen, Inc. (a)	8,041	241
The Medicines Co. (a)	10,340	293,863
Medivation, Inc. (a)	11,794	759,180
Momenta Pharmaceuticals, Inc. (a)	8,706	101,425
Myriad Genetics, Inc. (a)(b)	11,972	409,323
Nanosphere, Inc. (a)	14,079	30,270
Nektar Therapeutics (a)	20,082	243,394
Neuralstem, Inc. (a)	19,434	81,428
Neurocrine Biosciences, Inc. (a)	12,029	193,667
Novavax, Inc. (a)	32,666	147,977
NPS Pharmaceuticals, Inc. (a)	15,133	452,931
OncoGenex Pharmaceutical, Inc. (a)	3,650	42,924
Oncothyreon, Inc. (a)	15,568	46,548
Opko Health, Inc. (a)(b)	35,108	327,207
Orexigen Therapeutics, Inc. (a)	16,064	104,416
Osiris Therapeutics, Inc. (a)	4,272	56,091
OXiGENE, Inc. (a)	2,284	8,519
Pacific Biosciences of California, Inc. (a)	8,597	45,994
Pacira Pharmaceuticals, Inc. (a)	5,496	384,665
Pain Therapeutics, Inc. (a)	8,736	48,048
Palatin Technologies, Inc. (a)(b)	16,279	20,023
PDL BioPharma, Inc.	25,870	214,980
Peregrine Pharmaceuticals, Inc. (a)	34,015	64,629
Pernix Therapeutics Holdings (a)	4,089	21,876
Pharmacyclics, Inc. (a)	10,470	1,049,303
Pozen, Inc. (a)	7,071	56,568
Prestige Brands Holdings, Inc. (a)	8,670	236,257
Progenics Pharmaceuticals, Inc. (a)	14,832	60,663

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	19

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (concluded)
Puma Biotechnology, Inc. (a)	3,203	$333,560
Questcor Pharmaceuticals, Inc.	8,608	558,917
Quintiles Transnational Holdings, Inc. (a)	8,004	406,363
Raptor Pharmaceutical Corp. (a)	13,271	132,710
Repligen Corp. (a)	6,758	86,908
Repros Therapeutics, Inc. (a)	4,883	86,624
Rexahn Pharmaceuticals, Inc. (a)	36,171	39,065
Rigel Pharmaceuticals, Inc. (a)	16,778	65,099
Sagent Pharmaceuticals, Inc. (a)	3,576	83,571
Salix Pharmaceuticals Ltd. (a)	9,811	1,016,518
Sangamo Biosciences, Inc. (a)	10,328	186,730
Sarepta Therapeutics, Inc. (a)(b)	5,897	141,705
Sciclone Pharmaceuticals, Inc. (a)	11,817	53,767
Seattle Genetics, Inc. (a)	17,486	796,662
Sequenom, Inc. (a)(b)	22,329	54,706
SIGA Technologies, Inc. (a)	10,865	33,682
Spectrum Pharmaceuticals, Inc. (a)	10,521	82,485
StemCells, Inc. (a)	19,530	26,170
Sucampo Pharmaceuticals, Inc., Class A (a)	4,619	33,026
Synageva BioPharma Corp. (a)	3,388	281,102
Synta Pharmaceuticals Corp. (a)(b)	13,848	59,685
Targacept, Inc. (a)	7,555	35,886
Techne Corp.	5,373	458,693
Telik, Inc. (a)	6,927	9,836
Theravance, Inc. (a)	12,783	395,506
Threshold Pharmaceuticals, Inc. (a)	13,952	66,412
Transcept Pharmaceuticals, Inc. (a)	6,404	19,724
Trubion Pharmaceuticals, Inc.	3,113	—
United Therapeutics Corp. (a)	7,038	661,783
Vanda Pharmaceuticals, Inc. (a)	6,107	99,239
Venaxis, Inc. (a)(b)	6,479	17,040
Ventrus Biosciences, Inc. (a)	6,886	8,814
Vical, Inc. (a)	22,071	28,472
Vivus, Inc. (a)(b)	17,507	103,992
XenoPort, Inc. (a)	11,650	60,231
XOMA Corp. (a)	13,431	69,976
Zalicus, Inc. (a)	8,168	9,965
ZIOPHARM Oncology, Inc. (a)(b)	19,600	89,768
		33,963,347
Real Estate Investment & Services — 1.0%
Alexander & Baldwin, Inc.	6,845	291,323
Altisource Portfolio Solutions SA (a)	2,622	318,993
American Realty Investors, Inc. (a)	1,631	15,397
AV Homes, Inc. (a)	2,544	46,021
BBX Capital Corp. (a)	1,456	28,319

Common Stocks	Shares	Value

Real Estate Investment & Services (concluded)
Columbia Property Trust, Inc.	19,040	$518,840
Consolidated-Tomoka Land Co.	1,356	54,620
Forest City Enterprises, Inc., Class A (a)	24,288	463,901
Forestar Group, Inc. (a)	5,654	100,641
Gaming and Leisure Properties, Inc.	13,933	507,997
HFF, Inc., Class A	5,273	177,226
The Howard Hughes Corp. (a)	4,827	688,861
Jones Lang LaSalle, Inc.	6,765	801,652
Kennedy-Wilson Holdings, Inc.	10,998	247,565
Maui Land & Pineapple Co., Inc. (a)	6,225	39,964
Move, Inc. (a)	7,752	89,613
Nationstar Mortgage Holdings, Inc. (a)(b)	3,601	116,888
Realogy Holdings Corp. (a)	22,337	970,543
Reis, Inc. (a)	1,837	33,158
The St. Joe Co. (a)(b)	12,521	241,029
Tejon Ranch Co. (a)	2,497	84,474
Transcontinental Realty Investors, Inc. (a)	393	5,667
Trulia, Inc. (a)	5,649	187,547
Zillow, Inc. Class A (a)	3,855	339,625
ZipRealty, Inc. (a)	3,190	10,463
		6,380,327
Real Estate Investment Trusts (REITs) — 8.2%
Acadia Realty Trust	8,458	223,122
Agree Realty Corp.	3,375	102,634
Alexander’s, Inc.	344	124,181
Alexandria Real Estate Equities, Inc.	10,646	772,474
Altisource Residential Corp.	9,073	286,344
American Assets Trust, Inc.	5,207	175,684
American Campus Communities, Inc.	15,864	592,520
American Capital Agency Corp.	56,369	1,211,370
American Capital Mortgage Investment Corp.	8,153	153,032
American Homes 4 Rent, Class A	8,958	149,688
American Realty Capital Properties, Inc.	109,202	1,531,012
Annaly Capital Management, Inc.	137,301	1,506,192
Anworth Mortgage Asset Corp.	19,542	96,928
Apollo Commercial Real Estate Finance, Inc.	7,441	123,744
Apollo Residential Mortgage, Inc.	5,469	88,762
Arbor Realty Trust, Inc.	7,414	51,305
Arlington Asset Investment Corp.	1,883	49,862
ARMOUR Residential REIT, Inc.	58,317	240,266
Ashford Hospitality Prime, Inc.	3,025	45,738
Ashford Hospitality Trust, Inc.	11,685	131,690

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	20

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Associated Estates Realty Corp.	10,239	$173,449
Aviv REIT, Inc.	3,520	86,064
BioMed Realty Trust, Inc.	29,081	595,870
Blackstone Mortgage Trust, Inc., Class A	6,620	190,325
Brandywine Realty Trust	23,241	336,065
BRE Properties, Inc.	11,717	735,593
BRT Realty Trust (a)	3,601	25,675
Camden Property Trust	12,650	851,851
Campus Crest Communities, Inc.	10,740	93,223
Capstead Mortgage Corp.	13,114	166,023
CBL & Associates Properties, Inc.	25,753	457,116
Cedar Realty Trust, Inc.	12,109	73,986
Chambers Street Properties	36,585	284,265
Chatham Lodging Trust	5,995	121,219
Chesapeake Lodging Trust	8,583	220,841
Chimera Investment Corp.	164,642	503,805
Colony Financial, Inc.	14,537	319,087
CommonWealth REIT	16,555	435,397
Coresite Realty Corp.	3,504	108,624
Corporate Office Properties Trust	13,407	357,162
Cousins Properties, Inc.	27,054	310,309
CubeSmart	19,537	335,255
CyrusOne, Inc.	3,296	68,656
CYS Investments, Inc.	26,053	215,198
DCT Industrial Trust, Inc.	47,705	375,915
DDR Corp.	43,400	715,232
DiamondRock Hospitality Co.	28,241	331,832
Digital Realty Trust, Inc.	19,300	1,024,444
Douglas Emmett, Inc.	20,008	543,017
Duke Realty Corp.	49,363	833,247
DuPont Fabros Technology, Inc.	10,020	241,181
EastGroup Properties, Inc.	4,779	300,647
Education Realty Trust, Inc.	17,065	168,432
Empire State Realty Trust, Inc., Class A	14,404	217,644
EPR Properties	8,344	445,486
Equity Lifestyle Properties, Inc.	12,725	517,271
Equity One, Inc.	8,953	200,010
Essex Property Trust, Inc.	5,824	990,371
Excel Trust, Inc.	11,118	140,976
Extra Space Storage, Inc.	16,748	812,446
Federal Realty Investment Trust	9,967	1,143,414
FelCor Lodging Trust, Inc. (a)	19,363	175,042
First Industrial Realty Trust, Inc.	15,801	305,275
First Potomac Realty Trust	10,450	135,014
Franklin Street Properties Corp.	12,427	156,580
Getty Realty Corp.	4,440	83,872
Gladstone Commercial Corp.	6,637	115,086
Glimcher Realty Trust	23,212	232,816
Government Properties Income Trust	8,160	205,632
Gramercy Property Trust, Inc.	12,243	63,174

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Hatteras Financial Corp.	13,990	$263,712
Healthcare Realty Trust, Inc.	14,365	346,915
Healthcare Trust of America, Inc., Class A	25,818	294,067
Hersha Hospitality Trust	30,134	175,681
Highwoods Properties, Inc.	13,243	508,664
Home Properties, Inc.	8,866	533,024
Hospitality Properties Trust	22,405	643,472
Hudson Pacific Properties, Inc.	9,092	209,752
Inland Real Estate Corp.	13,981	147,500
Invesco Mortgage Capital, Inc.	19,909	327,901
Investors Real Estate Trust	18,496	166,094
iStar Financial, Inc. (a)	11,816	174,404
Kilroy Realty Corp.	12,656	741,389
Kite Realty Group Trust	21,821	130,926
LaSalle Hotel Properties	15,451	483,771
Lexington Realty Trust	26,109	284,849
Liberty Property Trust	21,892	809,128
LTC Properties, Inc.	5,603	210,841
Mack-Cali Realty Corp.	12,852	267,193
Medical Properties Trust, Inc.	25,638	327,910
MFA Financial, Inc.	50,243	389,383
Mid-America Apartment Communities, Inc.	11,511	785,856
Monmouth Real Estate Investment Corp., Class A	10,453	99,722
National Health Investors, Inc.	4,453	269,228
National Retail Properties, Inc.	18,515	635,435
New York Mortgage Trust, Inc.	17,960	139,729
NorthStar Realty Finance Corp.	47,844	772,202
Omega Healthcare Investors, Inc.	18,772	629,237
One Liberty Properties, Inc.	3,179	67,776
Parkway Properties, Inc.	11,089	202,374
Pebblebrook Hotel Trust	9,575	323,348
Pennsylvania Real Estate Investment Trust	10,676	192,702
PennyMac Mortgage Investment Trust (d)	10,450	249,755
Piedmont Office Realty Trust, Inc., Class A	23,343	400,332
PMC Commercial Trust	5,235	24,029
Post Properties, Inc.	8,052	395,353
Potlatch Corp.	6,073	234,964
PS Business Parks, Inc.	2,968	248,184
RAIT Financial Trust	9,876	83,847
Ramco-Gershenson Properties Trust	10,890	177,507
Rayonier, Inc.	18,813	863,705
Realty Income Corp.	31,050	1,268,703
Redwood Trust, Inc.	12,734	258,246
Regency Centers Corp.	13,766	702,892
Resource Capital Corp.	24,290	135,295

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	21

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (concluded)
Retail Opportunity Investments Corp.	11,004	$164,400
Retail Properties of America, Inc., Class A	26,354	356,833
RLJ Lodging Trust	17,926	479,341
Rouse Properties, Inc.	5,638	97,199
Sabra Health Care REIT, Inc.	6,658	185,692
Saul Centers, Inc.	2,852	135,071
Senior Housing Properties Trust	28,824	647,675
Silver Bay Realty Trust Corp.	6,204	96,286
SL Green Realty Corp.	14,068	1,415,522
Sovran Self Storage, Inc.	4,831	354,837
Spirit Realty Capital, Inc.	52,757	579,272
STAG Industrial, Inc.	8,332	200,801
Starwood Property Trust, Inc.	30,520	719,967
Starwood Waypoint Residential Trust (a)	6,388	183,911
Strategic Hotels & Resorts, Inc. (a)	28,674	292,188
Sun Communities, Inc.	6,054	272,975
Sunstone Hotel Investors, Inc.	27,919	383,328
Supertel Hospitality, Inc. (a)	985	1,743
Tanger Factory Outlet Centers	15,165	530,775
Taubman Centers, Inc.	9,446	668,682
Terreno Realty Corp.	6,723	127,132
Two Harbors Investment Corp.	55,141	565,195
UDR, Inc.	37,716	974,204
UMH Properties, Inc.	9,986	97,663
Universal Health Realty Income Trust	1,725	72,864
Urstadt Biddle Properties, Inc., Class A	3,630	74,996
Walter Investment Management Corp. (a)	5,793	172,805
Washington Real Estate Investment Trust	9,975	238,203
Weingarten Realty Investors	16,823	504,690
Winthrop Realty Trust	8,263	95,768
WP Carey, Inc.	9,287	557,870
		53,040,547
Software & Computer Services — 5.8%
Accelrys, Inc. (a)	9,454	117,797
ACI Worldwide, Inc. (a)	5,965	353,068
Acorn Energy, Inc.	6,017	20,398
Actuate Corp. (a)	8,413	50,646
Advent Software, Inc.	6,286	184,557
Allscripts Healthcare Solutions, Inc. (a)	24,263	437,462
American Software, Inc., Class A	5,062	51,481
Angie’s List, Inc. (a)	7,923	96,502
ANSYS, Inc. (a)	13,876	1,068,729
AOL, Inc. (a)	12,544	549,051
Aspen Technology, Inc. (a)	14,185	600,877

Common Stocks	Shares	Value
Software & Computer Services (continued)
athenahealth, Inc. (a)	5,634	$902,792
Authentidate Holding Corp. (a)	13,517	13,382
Blackbaud, Inc.	6,997	219,006
Blucora, Inc. (a)	7,234	142,437
Bottomline Technologies, Inc. (a)	6,036	212,165
BroadSoft, Inc. (a)	4,796	128,197
Bsquare Corp. (a)	3,375	10,665
CACI International, Inc., Class A (a)	3,395	250,551
Cadence Design Systems, Inc. (a)	43,901	682,221
Calix, Inc. (a)	6,241	52,612
Callidus Software, Inc. (a)	6,942	86,914
CIBER, Inc. (a)	9,585	43,899
Cogent Communications Group, Inc.	7,587	269,566
CommVault Systems, Inc. (a)	6,809	442,245
Computer Programs & Systems, Inc.	1,810	116,926
Computer Task Group, Inc.	2,432	41,320
Compuware Corp.	32,380	339,990
Comverse, Inc. (a)	3,640	125,871
Concur Technologies, Inc. (a)	7,261	719,347
Cornerstone OnDemand, Inc. (a)	7,517	359,839
Crexendo, Inc. (a)	3,732	12,689
CSG Systems International, Inc.	5,270	137,231
Datalink Corp. (a)	3,497	48,713
DealerTrack Holdings, Inc. (a)	6,790	334,000
Demandware, Inc. (a)	4,556	291,857
DeVry Education Group, Inc. (c)	8,225	348,658
Digimarc Corp.	1,650	51,810
Digital River, Inc. (a)	5,923	103,238
DST Systems, Inc.	4,313	408,829
Ebix, Inc. (b)	4,953	84,548
Envestnet, Inc. (a)	4,798	192,784
EPIQ Systems, Inc.	4,838	65,942
Equinix, Inc. (a)	7,421	1,371,698
Evolving Systems, Inc.	2,275	20,498
Fair Isaac Corp.	5,190	287,111
FalconStor Software, Inc. (a)	9,942	15,708
FireEye, Inc. (a)	4,862	299,353
Forrester Research, Inc.	1,834	65,749
Fortinet, Inc. (a)	20,901	460,449
Gartner, Inc. (a)	13,883	964,035
GSE Systems, Inc. (a)	4,471	7,780
Guidance Software, Inc. (a)	4,351	48,122
Guidewire Software, Inc. (a)	10,336	506,981
The Hackett Group, Inc.	5,104	30,522
IAC/InterActiveCorp	11,848	845,829
ICG Group, Inc. (a)	7,137	145,737
iGATE Corp. (a)	4,787	150,982
Immersion Corp. (a)	5,721	60,357
Infoblox, Inc. (a)	7,439	149,226
Informatica Corp. (a)	16,525	624,314
Innodata, Inc. (a)	3,774	10,982

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	22

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Software & Computer Services (continued)
Interactive Intelligence Group, Inc. (a)	2,629	$190,602
Internap Network Services Corp. (a)	9,213	65,228
Internet Patents Corp. (a)	1,714	5,656
IntraLinks Holdings, Inc. (a)	7,451	76,224
Inuvo, Inc. (a)	12,065	9,169
Ipass, Inc. (a)	10,039	16,564
j2 Global, Inc.	7,201	360,410
The KEYW Holding Corp. (a)	4,352	81,426
Leidos Holdings, Inc.	10,669	377,362
Limelight Networks, Inc. (a)	19,332	42,144
LivePerson, Inc. (a)	9,143	110,356
LogMeIn, Inc. (a)	3,729	167,395
Looksmart Ltd. (a)	3,019	6,642
Manhattan Associates, Inc. (a)	11,709	410,166
Mastech Holdings, Inc.	1,020	14,158
MedAssets, Inc. (a)	9,552	236,030
Medidata Solutions, Inc. (a)	7,894	428,960
Mentor Graphics Corp.	14,680	323,254
Merge Healthcare, Inc. (a)	13,770	33,599
Meru Networks, Inc. (a)	4,119	18,577
MicroStrategy, Inc., Class A (a)	1,418	163,623
Mitek Systems, Inc. (a)	6,735	26,064
Monotype Imaging Holdings, Inc.	6,249	188,345
NCI, Inc. (a)	1,401	14,893
Netscout Systems, Inc. (a)	5,756	216,310
NetSuite, Inc. (a)	4,759	451,296
NIC, Inc.	10,231	197,561
Nuance Communications, Inc. (a)	39,699	681,632
Palo Alto Networks, Inc. (a)	7,170	491,862
PC-Tel, Inc.	3,495	30,511
PDF Solutions, Inc. (a)	4,645	84,400
Pegasystems, Inc.	2,803	99,002
Perficient, Inc. (a)	6,064	109,880
Premier, Inc., Class A (a)	4,685	154,371
Premiere Global Services, Inc. (a)	6,927	83,540
Progress Software Corp. (a)	7,977	173,899
PROS Holdings, Inc. (a)	4,136	130,325
PTC, Inc. (a)	17,845	632,248
QAD, Inc., Class A	1,149	23,474
QAD, Inc., Class B	1,021	17,367
QLIK Technologies, Inc. (a)	13,629	362,395
Quality Systems, Inc.	7,261	122,566
Rackspace Hosting, Inc. (a)	17,806	584,393
RealPage, Inc. (a)	7,962	144,590
RigNet, Inc. (a)	2,204	118,641
Rosetta Stone, Inc. (a)	3,184	35,724
Rovi Corp. (a)	15,342	349,491
Sapient Corp. (a)	16,803	286,659
Science Applications International Corp.	6,201	231,855
SciQuest, Inc. (a)	4,083	110,302

Common Stocks	Shares	Value
Software & Computer Services (concluded)
Selectica, Inc. (a)	2,985	$19,880
ServiceNow, Inc. (a)	15,620	935,950
Smith Micro Software, Inc. (a)	7,292	14,511
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,927	423,188
Solera Holdings, Inc.	10,446	661,650
Splunk, Inc. (a)	13,238	946,385
SPS Commerce, Inc. (a)	2,803	172,244
SS&C Technologies Holdings, Inc. (a)	9,629	385,353
Support.com, Inc. (a)	10,873	27,726
Synchronoss Technologies, Inc. (a)	4,820	165,278
Synopsys, Inc. (a)	22,967	882,162
Syntel, Inc. (a)	2,208	198,499
Tableau Software, Inc., Class A (a)	5,011	381,237
Tangoe, Inc. (a)	6,006	111,652
TeleCommunication Systems, Inc., Class A (a)	8,736	20,093
TeleNav, Inc. (a)	3,551	21,164
TIBCO Software, Inc. (a)	23,146	470,327
Twitter, Inc. (a)(b)	10,927	509,963
Tyler Technologies, Inc. (a)	4,457	372,962
The Ultimate Software Group, Inc. (a)	4,296	588,552
Unisys Corp. (a)	6,937	211,301
United Online, Inc.	3,255	37,628
Unwired Planet, Inc. (a)	11,796	25,597
Vantiv, Inc., Class A (a)	21,651	654,293
VASCO Data Security International, Inc. (a)	4,809	36,260
Verint Systems, Inc. (a)	8,298	389,425
VirnetX Holding Corp. (a)(b)	6,877	97,516
Virtusa Corp. (a)	4,107	137,626
VMware, Inc., Class A (a)	12,910	1,394,538
Vocus, Inc. (a)	3,527	47,015
Voltari Corp. (a)(b)	1,272	4,554
Wave Systems Corp., Class A (a)	12,658	11,519
Web.com Group, Inc. (a)	7,721	262,746
Workday, Inc., Class A (a)	5,202	475,619
Zix Corp. (a)	12,044	49,862
Zynga, Inc., Class A (a)	104,204	448,077
		37,719,738
Support Services — 4.7%
ABM Industries, Inc.	7,020	201,755
Acacia Research Corp.	7,944	121,384
Advanced Emissions Solutions, Inc. (a)	3,711	91,068
The Advisory Board Co. (a)	5,558	357,101
AM Castle & Co. (a)	3,004	44,129
Amdocs Ltd.	23,417	1,087,954
AMN Healthcare Services, Inc. (a)	7,283	100,068
AMREP Corp. (a)	600	3,792

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	23

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Support Services (continued)
Applied Industrial Technologies, Inc.	5,953	$287,173
ARC Document Solutions, Inc. (a)	7,827	58,233
Barnes Group, Inc.	6,708	258,057
Barrett Business Services, Inc.	1,189	70,829
Black Box Corp.	2,395	58,294
Booz Allen Hamilton Holding Corp.	9,421	207,262
The Brink’s Co.	6,746	192,598
Broadridge Financial Solutions, Inc.	17,781	660,386
Cardtronics, Inc. (a)	7,083	275,175
Casella Waste Systems, Inc. (a)	9,636	49,240
Cass Information Systems, Inc.	1,314	67,750
CBIZ, Inc. (a)	6,146	56,297
CDI Corp.	1,891	32,431
Cenveo, Inc. (a)	15,636	47,533
Clean Harbors, Inc. (a)	8,254	452,237
Comfort Systems USA, Inc.	5,684	86,624
Convergys Corp.	14,319	313,729
CoreLogic, Inc. (a)	13,800	414,552
The Corporate Executive Board Co.	5,159	382,953
Corrections Corp. of America	17,205	538,861
CoStar Group, Inc. (a)	4,349	812,132
CRA International, Inc. (a)	1,964	43,149
Crawford & Co., Class B	3,747	40,880
Cross Country Healthcare, Inc. (a)	4,815	38,857
Deluxe Corp.	7,636	400,661
Dice Holdings, Inc. (a)	6,055	45,170
DigitalGlobe, Inc. (a)	10,483	304,112
Document Security Systems, Inc. (a)(b)	6,643	8,503
DXP Enterprises, Inc. (a)	1,677	159,198
ENGlobal Corp. (a)	3,131	4,916
Ennis, Inc.	3,906	64,722
Euronet Worldwide, Inc. (a)	7,155	297,576
EVERTEC, Inc.	11,013	272,021
ExamWorks Group, Inc. (a)	4,621	161,781
ExlService Holdings, Inc. (a)	4,795	148,213
Exponent, Inc.	2,101	157,701
FleetCor Technologies, Inc. (a)	11,147	1,283,020
Franklin Covey Co. (a)	2,677	52,924
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	5,990	199,707
Fuel Tech, Inc. (a)	3,071	15,355
Furmanite Corp. (a)	7,007	68,809
G&K Services, Inc., Class A	2,859	174,885
Genpact Ltd. (a)	16,209	282,361
The Geo Group, Inc.	10,290	331,750
Global Cash Access Holdings, Inc. (a)	10,402	71,358
Global Payments, Inc.	11,051	785,837
Global Power Equipment Group, Inc.	2,352	46,781

Common Stocks	Shares	Value
Support Services (continued)
GP Strategies Corp. (a)	3,185	$86,728
HD Supply Holdings, Inc. (a)	9,358	244,712
Heartland Payment Systems, Inc.	5,532	229,301
Heidrick & Struggles International, Inc.	2,179	43,733
Heritage-Crystal Clean, Inc. (a)	1,910	34,628
Higher One Holdings, Inc. (a)	5,856	42,339
Hudson Global, Inc. (a)	5,103	19,289
Huron Consulting Group, Inc. (a)	3,528	223,605
ICF International, Inc. (a)	3,065	122,018
InnerWorkings, Inc. (a)	5,931	45,431
Insperity, Inc.	3,118	96,596
Jack Henry & Associates, Inc.	12,579	701,405
Kaman Corp.	3,831	155,845
Kelly Services, Inc., Class A	3,722	88,323
Kforce, Inc.	4,287	91,399
Korn/Ferry International (a)	7,436	221,370
Lawson Products, Inc. (a)	634	10,188
LifeLock, Inc. (a)	11,210	191,803
Lincoln Educational Services Corp.	3,155	11,894
LinkedIn Corp. (a)	14,733	2,724,721
Lionbridge Technologies, Inc. (a)	9,164	61,490
Management Network Group, Inc. (a)	2,116	9,056
Manpowergroup, Inc.	11,578	912,694
MAXIMUS, Inc.	10,246	459,636
McGrath RentCorp	3,369	117,780
Metalico, Inc. (a)	7,655	12,478
Mistras Group, Inc. (a)	2,833	64,507
Mobile Mini, Inc.	6,067	263,065
ModusLink Global Solutions, Inc. (a)	8,234	34,830
Monster Worldwide, Inc. (a)	17,457	130,578
MSC Industrial Direct Co., Inc., Class A	7,104	614,638
MWI Veterinary Supply, Inc. (a)	2,061	320,733
Navigant Consulting, Inc. (a)	7,309	136,386
NeuStar, Inc., Class A (a)	8,904	289,469
Odyssey Marine Exploration, Inc. (a)(b)	16,995	38,919
On Assignment, Inc. (a)	7,148	275,841
Park-Ohio Holdings Corp. (a)	1,596	89,615
Perma-Fix Environmental Services (a)	1,637	7,989
PowerSecure International, Inc. (a)	3,462	81,149
PRGX Global, Inc. (a)	5,118	35,468
Quad/Graphics, Inc.	3,688	86,484
Rentrak Corp. (a)	1,931	116,401
Resources Connection, Inc.	5,694	80,228
RPX Corp. (a)	6,187	100,724
RR Donnelley & Sons Co.	30,534	546,559
Schnitzer Steel Industries, Inc., Class A	3,674	105,995

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	24

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Support Services (concluded)
ServiceSource International, Inc. (a)	9,367	$79,057
Sharps Compliance Corp. (a)	3,560	16,305
The Standard Register Co. (a)	1,878	15,155
StarTek, Inc. (a)	3,340	23,013
Swisher Hygiene, Inc. (a)	16,316	7,344
Sykes Enterprises, Inc. (a)	5,857	116,379
Team, Inc. (a)	3,018	129,351
TeleTech Holdings, Inc. (a)	2,889	70,809
Tetra Tech, Inc. (a)	9,437	279,241
Towers Watson & Co., Class A	9,616	1,096,705
TrueBlue, Inc. (a)	6,199	181,383
UniFirst Corp.	2,188	240,549
United Rentals, Inc. (a)	14,062	1,335,046
United Stationers, Inc.	5,818	238,945
Universal Technical Institute, Inc.	3,377	43,732
URS Corp.	10,865	511,307
US Ecology, Inc.	3,122	115,889
Verisk Analytics, Inc., Class A (a)	22,420	1,344,303
Viad Corp.	2,807	67,480
WageWorks, Inc. (a)	4,832	271,123
Waste Connections, Inc.	18,225	799,348
WEX, Inc. (a)	5,771	548,534
		30,698,882
Technology Hardware & Equipment — 5.2%
3D Systems Corp. (a)(b)	14,560	861,224
ADTRAN, Inc.	8,627	210,585
Advanced Energy Industries, Inc. (a)	5,935	145,408
Advanced Micro Devices, Inc. (a)	93,184	373,668
Agilysys, Inc. (a)	3,119	41,795
Alliance Fiber Optic Products, Inc.	2,653	38,389
Amkor Technology, Inc. (a)	18,692	128,227
Amtech Systems, Inc. (a)	2,148	26,141
ANADIGICS, Inc. (a)	15,240	25,908
Applied Micro Circuits Corp. (a)	11,676	115,592
ARRIS Group, Inc. (a)	17,865	503,436
Aruba Networks, Inc. (a)	16,990	318,563
Atmel Corp. (a)	63,700	532,532
ATMI, Inc. (a)	4,973	169,132
Avago Technologies Ltd.	37,030	2,385,102
Aviat Networks, Inc. (a)	11,646	18,517
Aware, Inc. (a)	3,840	22,234
Axcelis Technologies, Inc. (a)	19,244	41,375
AXT, Inc. (a)	4,192	9,222
Brocade Communications Systems, Inc. (a)	67,206	713,056
Brooks Automation, Inc.	9,688	105,890
Cabot Microelectronics Corp. (a)	3,558	156,552
CalAmp Corp. (a)(b)	5,523	153,926
Cavium, Inc. (a)	8,042	351,677
Ceva, Inc. (a)	4,009	70,398

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Ciena Corp. (a)	16,392	$372,754
Cirrus Logic, Inc. (a)	9,686	192,461
Clearfield, Inc. (a)	2,370	54,723
Cohu, Inc.	3,077	33,047
Comtech Telecommunications Corp.	2,512	80,032
Concurrent Computer Corp.	3,805	31,087
Contra Leap Wireless	8,850	22,302
Cray, Inc. (a)	6,296	234,967
Cree, Inc. (a)	18,130	1,025,433
CVD Equipment Corp. (a)(b)	1,397	19,516
Cypress Semiconductor Corp. (a)	21,268	218,422
Dataram Corp. (a)	2,046	6,302
Diebold, Inc.	9,782	390,204
Digi International, Inc. (a)	4,719	47,898
Diodes, Inc. (a)	5,275	137,783
Dot Hill Systems Corp. (a)	12,021	46,521
DSP Group, Inc. (a)	3,838	33,160
Dycom Industries, Inc. (a)	5,349	169,082
EchoStar Corp., Class A (a)	6,098	290,021
Electronics for Imaging, Inc. (a)	7,503	324,955
Emcore Corp. (a)	4,946	24,977
Emulex Corp. (a)	14,355	106,083
Entegris, Inc. (a)	20,983	254,104
Entropic Communications, Inc. (a)	15,197	62,156
Exar Corp. (a)	7,831	93,580
Extreme Networks, Inc. (a)	15,559	90,242
Fairchild Semiconductor International, Inc. (a)	18,731	258,300
Finisar Corp. (a)	14,897	394,919
FormFactor, Inc. (a)	8,934	57,088
Freescale Semiconductor Ltd. (a)	14,705	358,949
Fusion-io, Inc. (a)	15,152	159,399
GSI Technology, Inc. (a)	4,254	29,395
Harmonic, Inc. (a)	15,600	111,384
Hittite Microwave Corp.	4,649	293,073
Hutchinson Technology, Inc. (a)	7,941	22,473
ID Systems, Inc. (a)	3,541	20,113
Identive Group, Inc. (a)	7,272	8,217
Ikanos Communications, Inc. (a)	15,913	13,844
Imation Corp. (a)	6,548	37,782
Infinera Corp. (a)	18,795	170,659
Infosonics Corp. (a)	3,600	12,600
Ingram Micro, Inc., Class A (a)	23,025	680,619
Inphi Corp. (a)	3,982	64,070
Insight Enterprises, Inc. (a)	6,078	152,619
Integrated Device Technology, Inc. (a)	20,792	254,286
Integrated Silicon Solution, Inc. (a)	4,637	72,105
InterDigital, Inc.	6,324	209,388
International Rectifier Corp. (a)	10,601	290,467
Intersil Corp., Class A	18,990	245,351
Ixia (a)	9,113	113,913

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	25

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
IXYS Corp.	3,911	$44,390
JDS Uniphase Corp. (a)	35,369	495,166
Kopin Corp. (a)	10,311	38,976
Kulicke & Soffa Industries, Inc. (a)	11,452	144,410
KVH Industries, Inc. (a)	2,945	38,756
Lantronix, Inc. (a)	5,337	11,101
Lattice Semiconductor Corp. (a)	18,197	142,664
Lexmark International, Inc., Class A (c)	9,295	430,266
Loral Space & Communications, Inc. (a)	2,155	152,423
LRAD Corp. (a)	8,678	18,224
LTX-Credence Corp. (a)	8,384	74,701
Marvell Technology Group Ltd.	60,218	948,433
Mattson Technology, Inc. (a)	11,678	27,093
Maxim Integrated Products, Inc.	41,416	1,371,698
MaxLinear, Inc., Class A (a)	5,193	49,230
Mercury Systems, Inc. (a)	5,778	76,327
Micrel, Inc.	6,402	70,934
MICROS Systems, Inc. (a)	11,415	604,196
Microsemi Corp. (a)	14,005	350,545
MKS Instruments, Inc.	7,933	237,117
Monolithic Power Systems, Inc. (a)	5,208	201,914
MoSys, Inc. (a)	7,932	36,011
Nanometrics, Inc. (a)	4,363	78,403
NCR Corp. (a)	25,185	920,512
NeoPhotonics Corp. (a)	4,610	36,557
NETGEAR, Inc. (a)	5,974	201,503
Netlist, Inc. (a)	10,122	19,232
Novatel Wireless, Inc. (a)	6,199	10,910
Oclaro, Inc. (a)	17,343	53,763
OmniVision Technologies, Inc. (a)	8,340	147,618
ON Semiconductor Corp. (a)	67,483	634,340
Oplink Communications, Inc. (a)	3,237	58,137
Optical Cable Corp.	1,750	6,720
Overland Storage, Inc. (a)	13,603	10,929
PAR Technology Corp. (a)	2,477	12,113
Parkervision, Inc. (a)	16,099	77,275
PC Connection, Inc.	2,523	51,267
Pendrell Corp. (a)	20,964	38,364
Pericom Semiconductor Corp. (a)	3,697	28,948
Photronics, Inc. (a)	9,259	78,979
Pixelworks, Inc. (a)	3,290	18,227
Plantronics, Inc.	6,513	289,503
PLX Technology, Inc. (a)	7,293	44,123
PMC - Sierra, Inc. (a)	30,983	235,781
Polycom, Inc. (a)	24,303	333,437
Power Integrations, Inc.	4,528	297,852
Preformed Line Products Co.	401	27,489
Procera Networks, Inc. (a)	4,141	43,025
Pulse Electronics Corp. (a)	1,702	6,553
QLogic Corp. (a)	13,407	170,939
Quantum Corp. (a)	46,623	56,880

Common Stocks	Shares	Value
Technology Hardware & Equipment (concluded)
QuickLogic Corp. (a)	9,826	$51,193
Qumu Corp. (a)	2,149	34,384
Radisys Corp. (a)	4,631	16,625
Rambus, Inc. (a)	17,718	190,469
RF Micro Devices, Inc. (a)	42,668	336,224
Riverbed Technology, Inc. (a)	24,672	486,285
Rudolph Technologies, Inc. (a)	5,897	67,285
ScanSource, Inc. (a)	4,292	174,985
Seachange International, Inc. (a)	4,201	43,858
Semtech Corp. (a)	10,344	262,117
ShoreTel, Inc. (a)	10,755	92,493
Sigma Designs, Inc. (a)	6,824	32,482
Silicon Graphics International Corp. (a)	5,817	71,433
Silicon Image, Inc. (a)	12,222	84,332
Silicon Laboratories, Inc. (a)	5,876	307,021
Skyworks Solutions, Inc. (a)	28,182	1,057,389
Sonic Foundry, Inc. (a)	2,214	23,778
Sonus Networks, Inc. (a)	42,059	141,739
Spansion, Inc., Class A (a)	7,633	132,967
SunEdison, Inc. (a)	37,043	697,890
Super Micro Computer, Inc. (a)	5,514	95,778
Superconductor Technologies, Inc. (a)	2,902	7,835
Supertex, Inc. (a)	1,514	49,932
Synaptics, Inc. (a)	5,533	332,091
SYNNEX Corp. (a)	3,896	236,137
Systemax, Inc. (a)	1,175	17,519
Tech Data Corp. (a)	5,693	347,045
Teradyne, Inc. (a)	29,249	581,763
Tessera Technologies, Inc.	7,127	168,411
Transact Technologies, Inc.	2,692	30,931
TriQuint Semiconductor, Inc. (a)	24,603	329,434
Ultra Clean Holdings, Inc. (a)	5,086	66,881
Ultratech, Inc. (a)	4,365	127,414
USA Technologies, Inc. (a)	8,836	18,379
VeriFone Systems, Inc. (a)	17,081	577,679
ViaSat, Inc. (a)	6,520	450,141
Vitesse Semiconductor Corp. (a)	10,712	44,990
VOXX International Corp. (a)	3,490	47,743
West Corp.	3,886	92,992
Westell Technologies, Inc., Class A (a)	11,425	42,158
Zhone Technologies, Inc. (a)	5,380	22,704
		33,458,234
Tobacco — 0.1%
Alliance One International, Inc. (a)	11,747	34,301
Schweitzer-Mauduit International, Inc.	4,788	203,921
Star Scientific, Inc. (a)(b)	26,933	21,134
Universal Corp.	3,104	173,483

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	26

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Tobacco (concluded)
Vector Group Ltd.	10,071	$216,929
		649,768
Travel & Leisure — 4.9%
Alaska Air Group, Inc.	10,314	962,399
Allegiant Travel Co.	2,114	236,620
Ambassadors Group, Inc.	4,485	17,761
American Airlines Group, Inc. (a)	29,243	1,070,294
Avis Budget Group, Inc. (a)	16,275	792,592
Bally Technologies, Inc. (a)	5,989	396,891
Biglari Holdings, Inc. (a)	235	114,560
BJ’s Restaurants, Inc. (a)	3,851	125,966
Bloomin’ Brands, Inc. (a)	11,697	281,898
Bob Evans Farms, Inc.	4,018	201,021
Boyd Gaming Corp. (a)	12,757	168,392
Bravo Brio Restaurant Group, Inc. (a)	3,909	55,156
Brinker International, Inc.	10,322	541,389
Buffalo Wild Wings, Inc. (a)	2,939	437,617
Burger King Worldwide, Inc.	10,056	266,987
Carmike Cinemas, Inc. (a)	3,932	117,410
Carrols Restaurant Group, Inc. (a)	4,377	31,383
Century Casinos, Inc. (a)	7,252	51,997
The Cheesecake Factory, Inc.	7,119	339,078
Choice Hotels International, Inc.	5,745	264,270
Churchill Downs, Inc.	1,975	180,318
Cinemark Holdings, Inc.	15,692	455,225
Cosi, Inc. (a)	3,314	3,894
Cracker Barrel Old Country Store, Inc.	3,579	348,022
Denny’s Corp. (a)	15,736	101,182
DineEquity, Inc.	2,642	206,261
Domino’s Pizza, Inc.	8,718	671,024
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	10,651
Dover Motorsports, Inc.	2,127	5,318
Dunkin’ Brands Group, Inc.	16,515	828,723
Einstein Noah Restaurant Group, Inc.	2,916	47,997
Empire Resorts, Inc. (a)	3,211	22,670
Entertainment Gaming Asia, Inc. (a)	3,165	2,849
Famous Dave’s Of America, Inc. (a)	1,417	34,688
Fiesta Restaurant Group, Inc. (a)	4,111	187,420
Full House Resorts, Inc. (a)	9,026	19,586
Gaming Partners International Corp. (a)	1,026	9,470
Hawaiian Holdings, Inc. (a)	7,867	109,823
Hertz Global Holdings, Inc. (a)	67,329	1,793,645
Hilton Worldwide Holdings, Inc. (a)	18,961	421,693
HomeAway, Inc. (a)	10,049	378,546
Hyatt Hotels Corp., Class A (a)	8,874	477,510

Common Stocks	Shares	Value
Travel & Leisure (continued)
International Speedway Corp., Class A	3,616	$122,908
Interval Leisure Group, Inc.	6,112	159,768
Isle of Capri Casinos, Inc. (a)	6,156	47,217
Jack in the Box, Inc. (a)	6,471	381,401
Jamba, Inc. (a)	3,394	40,711
JetBlue Airways Corp. (a)	32,774	284,806
Krispy Kreme Doughnuts, Inc. (a)	10,369	183,842
Las Vegas Sands Corp.	57,968	4,682,655
Life Time Fitness, Inc. (a)	5,819	279,894
Luby’s, Inc. (a)	4,115	25,348
The Madison Square Garden Co., Class A (a)	9,390	533,164
The Marcus Corp.	3,675	61,373
Marriott Vacations Worldwide Corp. (a)	5,152	288,048
MGM Resorts International (a)	50,447	1,304,559
Monarch Casino & Resort, Inc. (a)	2,415	44,750
Morgans Hotel Group Co. (a)	9,009	72,432
MTR Gaming Group, Inc. (a)	6,616	33,940
Multimedia Games Holding Co., Inc. (a)	4,756	138,114
Norwegian Cruise Line Holdings Ltd. (a)	13,746	443,583
Orbitz Worldwide, Inc. (a)	7,761	60,846
Orient-Express Hotels Ltd., Class A (a)	14,677	211,496
Panera Bread Co., Class A (a)	4,045	713,821
Papa John’s International, Inc.	5,008	260,967
Penn National Gaming, Inc. (a)	11,340	139,709
Pinnacle Entertainment, Inc. (a)	8,495	201,332
Popeyes Louisiana Kitchen, Inc. (a)	4,017	163,251
Premier Exhibitions, Inc. (a)	8,491	7,914
Reading International, Inc., Class A (a)	6,261	45,893
Red Lion Hotels Corp. (a)	5,821	33,936
Red Robin Gourmet Burgers, Inc. (a)	2,150	154,112
Regal Entertainment Group, Class A	12,932	241,570
Republic Airways Holdings, Inc. (a)	7,388	67,526
Rick’s Cabaret International, Inc. (a)	2,311	26,045
Royal Caribbean Cruises Ltd.	24,049	1,312,113
Ruby Tuesday, Inc. (a)	8,805	49,396
Ruth’s Hospitality Group, Inc.	6,152	74,378
Ryman Hospitality Properties	7,741	329,147
Scientific Games Corp., Class A (a)	7,878	108,165
SeaWorld Entertainment, Inc.	8,596	259,857
Six Flags Entertainment Corp.	14,321	574,988
SkyWest, Inc.	6,187	78,946
Sonic Corp. (a)	8,547	194,786

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	27

Schedule of Investments (continued)	Master Extended Market Index Series
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value
Travel & Leisure (concluded)
Speedway Motorsports, Inc.	1,363	$25,529
Spirit Airlines, Inc. (a)	11,052	656,489
Steiner Leisure Ltd. (a)	2,066	95,553
Texas Roadhouse, Inc.	8,954	233,520
Town Sports International Holdings, Inc.	4,306	36,558
Travelzoo, Inc. (a)	2,406	55,097
United Continental Holdings, Inc. (a)	55,844	2,492,318
Vail Resorts, Inc.	5,362	373,731
The Wendy’s Co.	42,087	383,833
World Wrestling Entertainment, Inc.	4,661	134,610
		31,716,141
Total Common Stocks — 96.5%		626,133,402

Other Interests (e)	Beneficial Interest (000)
Fixed Line Telecommunications — 0.0%
Primus Telecommunications Group, Inc.	$29	1
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	—
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		1

Warrants (f)	Shares	Value
Automobiles & Parts — 0.0%
Federal-Mogul Corp., Class A, (Issued 12/27/07, 1 Share for 1 Warrant, Expires 12/27/14, Strike Price $45.82)	249	$4
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 12/27/07, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $45.82)	2,485	—
Total Warrants — 0.0%		4
Total Long-Term Investments (Cost — $380,691,249) — 96.5%		626,133,407

Short-Term Securities
BlackRock Liquidity Funds, TempCash, Institutional Class, 0.06% (d)(g)	21,169,598	21,169,598
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.16% (d)(g)(h)	$9,699	9,698,634
Total Short-Term Securities (Cost — $30,868,232) — 4.8%		30,868,232
Total Investments (Cost — $411,559,481*) — 101.3%		657,001,639
Liabilities in Excess of Other Assets — (1.3)%		(8,134,264)

Net Assets — 100.0%		$648,867,375

* As of March 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$414,504,557
Gross unrealized appreciation		$262,246,688
Gross unrealized depreciation		(19,749,606)
Net unrealized appreciation		$242,497,082

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	28

Schedule of Investments (continued)	Master Extended Market Index Series
(d)	Investments in issuers considered to be an affiliate of the Master Series during the period ended March 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares /Beneficial Interest Held at December 31, 2013	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2014	Value at March 31, 2014	Income
BlackRock Liquidity Funds, TempCash Institutional Class	24,257,699	—	(3,088,101)[1]	21,169,598	$21,169,598	$2,169
BlackRock Liquidity Series, LLC, Money Market Series	$20,519,002	—	$(10,820,368)[1]	$9,698,634	$9,698,634	$130,906
PennyMac Mortgage Investment Trust	5,478	4,972	—	10,450	$249,755	$3,232

[1]Represents net shares/beneficial interest sold.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Master Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Represents the current yield as of report date.
(h)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts outstanding as of March 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
97	Russell 2000 Mini Index	ICE Futures US Indicies	June 2014	$11,353,850	$(149,243)
77	S&P MidCap 400 E-Mini	Chicago Mercantile	June 2014	$10,586,730	25,201
Total					$(124,042)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’s own assumptions used in determining the fair value of investments and derivative financial instruments)

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	29

Schedule of Investments (continued)	Master Extended Market Index Series
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Series’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’s policy regarding valuation of investments and derivative financial instruments, please refer to the Series’s most recent financial statements as contained in its annual report.

The following tables summarize the Series’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,746,833	—	—	$10,746,833
Alternative Energy	1,110,374	—	—	1,110,374
Automobiles & Parts	13,122,481	—	—	13,122,481
Banks	33,586,853	—	—	33,586,853
Beverages	497,665	—	—	497,665
Chemicals	15,955,588	—	—	15,955,588
Construction & Materials	16,924,097	—	—	16,924,097
Electricity	9,140,271	—	—	9,140,271
Electronic & Electrical Equipment	18,533,039	—	—	18,533,039
Financial Services	21,317,176	—	—	21,317,176
Fixed Line Telecommunications	2,615,468	—	—	2,615,468
Food & Drug Retailers	4,723,276	—	—	4,723,276
Food Producers	10,877,123	—	—	10,877,123
Forestry & Paper	1,942,427	—	—	1,942,427
Gas, Water & Multi-Utilities	9,047,183	—	—	9,047,183
General Industrials	8,068,952	—	—	8,068,952
General Retailers	29,382,256	—	—	29,382,256
Health Care Equipment & Services	32,494,860	—	—	32,494,860
Household Goods & Home Construction	11,818,037	—	—	11,818,037
Industrial Engineering	19,835,028	—	—	19,835,028
Industrial Metals & Mining	3,919,467	—	—	3,919,467
Industrial Transportation	9,219,604	—	—	9,219,604
Leisure Goods	5,804,205	—	—	5,804,205
Life Insurance	3,280,959	—	—	3,280,959
Media	25,533,819	—	—	25,533,819
Mining	3,305,527	—	—	3,305,527
Mobile Telecommunications	5,152,761	—	—	5,152,761
Nonlife Insurance	21,077,418	—	—	21,077,418
Oil & Gas Producers	23,452,758	—	—	23,452,758
Oil Equipment, Services & Distribution	16,344,403	—	—	16,344,403
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	30

Schedule of Investments (concluded)	Master Extended Market Index Series
	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Personal Goods	$9,676,510	—	—	$9,676,510
Pharmaceuticals & Biotechnology	33,963,106	—	$241	33,963,347
Real Estate Investment & Services	6,380,327	—	—	6,380,327
Real Estate Investment Trusts (REITs)	53,040,547	—	—	53,040,547
Software & Computer Services	37,719,738	—	—	37,719,738
Support Services	30,698,882	—	—	30,698,882
Technology Hardware & Equipment	33,435,932	—	22,302	33,458,234
Tobacco	649,768	—	—	649,768
Travel & Leisure	31,716,141	—	—	31,716,141
Other Interests:
Fixed Line Telecommunications	—	—	1	1
Warrants:
Automobiles & Parts	4	—	—	4
Short-Term Investment Fund	21,169,598	$9,698,634	—	30,868,232

Total	$647,280,461	$9,698,634	$22,544	$657,001,639

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Equity contracts	$25,201	—	—	$25,201
Liabilities:
Equity contracts	(149,243)	—	—	(149,243)
Total	$(124,042)	—	—	$(124,042)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Master Series’s assets and/or liabilities approximates fair value for financial reporting purposes. As of March 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$235,000	—	—	$235,000
Liabilities:
Bank overdraft	—	$(174,638)	—	(174,638)
Collateral on securities loaned at value	—	(9,698,634)	—	(9,698,634)
Total	$235,000	$(9,873,272)	—	$(9,638,272)

There were no transfers between levels during the period ended March 31, 2014.
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2014	31

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: May 23, 2014